UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21457

Name of Fund:  BlackRock Allocation Target Shares

Series C Portfolio

Series E Portfolio

Series M Portfolio

Series P Portfolio

Series S Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Allocation Target Shares, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 03/31/2016

Date of reporting period: 06/30/2015

Item 1 – Schedule of Investments

Schedule of Investments June 30, 2015 (Unaudited)	Series C Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Aerospace & Defense — 1.2%
The Boeing Co., 2.50%, 3/01/25	$305	$289,791
Northrop Grumman Systems Corp., 7.88%, 3/01/26	1,000	1,334,855
United Technologies Corp.:
1.80%, 6/01/17	820	831,947
6.05%, 6/01/36	450	546,363
4.50%, 6/01/42	740	751,762
4.15%, 5/15/45	375	358,074

		4,112,792
Air Freight & Logistics — 0.1%
Federal Express Corp. Pass-Through Trust, Series 2012, 2.63%, 1/15/18 (a)	503	508,197
Airlines — 0.6%
American Airlines Pass-Through Trust, Series 2014-1, Class B, 4.38%, 4/01/24	143	145,232
Doric Nimrod Air Alpha Pass-Through Trust, Series 2013-1, Class A, 5.25%, 5/30/25 (a)	890	943,203
U.S. Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	867	871,108
Virgin Australia Trust, 5.00%, 10/23/25 (a)	267	278,706

		2,238,249
Auto Components — 0.4%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/17	225	226,406
4.88%, 3/15/19	501	504,757
5.88%, 2/01/22	600	611,250

		1,342,413
Automobiles — 1.3%
Daimler Finance North America LLC, 1.25%, 1/11/16 (a)	2,300	2,306,753
Volkswagen Group of America Finance LLC:
1.60%, 11/20/17 (a)	1,050	1,050,975
1.65%, 5/22/18 (a)	1,075	1,075,116

		4,432,844
Banks — 12.4%
Abbey National Treasury Services PLC:
1.65%, 9/29/17	975	977,664
2.38%, 3/16/20	1,075	1,071,349
Associated Banc-Corp., 5.13%, 3/28/16	1,490	1,534,637
Bank of America Corp.:
6.05%, 5/16/16	1,350	1,401,835
6.50%, 8/01/16	3,330	3,512,730
5.63%, 10/14/16	325	342,566
5.75%, 12/01/17	1,755	1,911,860
5.70%, 1/24/22	2,125	2,412,217
4.20%, 8/26/24	1,210	1,207,086
4.00%, 1/22/25	605	589,448

Corporate Bonds	Par (000)	Value
Banks (concluded)
3.95%, 4/21/25	$540	$520,123
5.00%, 1/21/44	625	648,927
4.88%, 4/01/44	500	507,863
Bank of America N.A., 1.65%, 3/26/18	1,075	1,073,398
Barclays Bank PLC, 5.14%, 10/14/20	300	326,093
Barclays PLC, 2.75%, 11/08/19	805	799,201
Citigroup, Inc.:
1.85%, 11/24/17	1,400	1,403,416
1.70%, 4/27/18	1,100	1,092,929
2.50%, 7/29/19	950	951,394
4.40%, 6/10/25	1,300	1,295,155
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.95%, 11/09/22	1,050	1,049,859
HSBC Holdings PLC:
4.25%, 3/14/24	550	555,492
6.80%, 6/01/38	755	937,443
HSBC USA, Inc., 1.70%, 3/05/18	955	952,373
ING Bank NV:
3.00%, 9/01/15 (a)	1,625	1,630,493
2.50%, 10/01/19 (a)	950	956,083
Intesa Sanpaolo SpA, 3.13%, 1/15/16	630	634,802
JPMorgan Chase & Co.:
1.70%, 3/01/18	1,075	1,071,225
2.20%, 10/22/19	1,655	1,640,418
2.25%, 1/23/20	1,800	1,768,831
3.20%, 1/25/23	400	392,313
4.85%, 2/01/44	625	645,798
4.95%, 6/01/45	950	923,463
Macquarie Bank Ltd., 1.60%, 10/27/17 (a)	1,300	1,299,411
Royal Bank of Scotland Group PLC, 6.00%, 12/19/23	1,250	1,323,665
Santander Holdings USA, Inc., 2.65%, 4/17/20	435	427,653
Wells Fargo & Co.:
3.68%, 6/15/16 (b)	300	308,170
3.50%, 3/08/22	1,500	1,540,812
4.13%, 8/15/23	350	363,399
5.61%, 1/15/44	200	219,658
4.65%, 11/04/44	605	579,886
3.90%, 5/01/45	550	494,974

		43,296,112
Beverages — 0.3%
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	1,000	961,677

Portfolio Abbreviations
AMT	Alternative Minimum Tax (subject to)	OTC	Over-the-counter
EDA	Economic Development Authority	RB	Revenue Bonds
GO	General Obligation Bonds	REIT	Real Estate Investment Trust
IDA	Industrial Development Authority	TBA	To-be-announced
LIBOR	London Interbank Offered Rate

BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2015	1

Schedule of Investments (continued)	Series C Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Biotechnology — 0.6%
Amgen, Inc.:
2.13%, 5/01/20	$1,075	$1,052,632
5.38%, 5/15/43	520	551,810
4.40%, 5/01/45	400	368,595

		1,973,037
Capital Markets — 6.5%
Credit Suisse:
1.70%, 4/27/18	965	958,275
3.00%, 10/29/21	665	659,814
3.63%, 9/09/24	1,150	1,143,168
Credit Suisse Group Funding Guernsey Ltd., 2.75%, 3/26/20 (a)	905	893,645
Deutsche Bank AG:
1.88%, 2/13/18	640	638,042
4.50%, 4/01/25	1,295	1,232,854
The Goldman Sachs Group, Inc.:
0.95%, 5/22/17 (c)	1,075	1,074,981
6.25%, 9/01/17	635	695,170
6.15%, 4/01/18	850	945,098
2.63%, 1/31/19	1,000	1,012,376
2.55%, 10/23/19	1,470	1,473,446
5.75%, 1/24/22	165	187,682
6.25%, 2/01/41	725	858,071
4.80%, 7/08/44	975	962,454
Morgan Stanley:
0.73%, 10/15/15 (c)	2,050	2,051,681
6.25%, 8/28/17	885	969,926
1.88%, 1/05/18	1,240	1,243,290
2.20%, 12/07/18	225	226,286
7.30%, 5/13/19	1,625	1,911,777
5.63%, 9/23/19	265	296,957
5.50%, 7/28/21	10	11,281
4.35%, 9/08/26	655	641,821
4.30%, 1/27/45	210	196,223
UBS AG:
1.93%, 3/26/18	1,460	1,457,828
2.38%, 8/14/19	973	972,923

		22,715,069
Chemicals — 0.8%
CF Industries, Inc., 5.38%, 3/15/44	350	348,024
Eastman Chemical Co., 4.65%, 10/15/44	700	663,172
LyondellBasell Industries NV, 5.00%, 4/15/19	1,650	1,787,387

		2,798,583
Commercial Services & Supplies — 0.6%
The ADT Corp., 2.25%, 7/15/17	400	396,080
Aviation Capital Group Corp., 6.75%, 4/06/21 (a)	1,575	1,798,910

		2,194,990
Communications Equipment — 0.1%
Harris Corp., 3.83%, 4/28/25	200	194,414
Consumer Finance — 3.0%
American Express Credit Corp., 1.55%, 9/22/17	460	461,499
Capital One Financial Corp.:
1.00%, 11/06/15	475	474,283
3.50%, 6/15/23	850	836,571
Discover Bank, 3.10%, 6/04/20	1,292	1,290,714
Discover Financial Services, 3.85%, 11/21/22	650	645,382
Ford Motor Credit Co. LLC:
1.70%, 5/09/16	700	700,912
1.72%, 12/06/17	1,275	1,268,380
General Motors Financial Co., Inc.:
2.40%, 4/10/18	1,100	1,102,735

Corporate Bonds	Par (000)	Value
Consumer Finance (concluded)
3.25%, 5/15/18	$660	$675,011
6.75%, 6/01/18	325	362,795
3.15%, 1/15/20	760	763,561
Navient Corp., 3.88%, 9/10/15	1,700	1,702,125

		10,283,968
Diversified Financial Services — 3.0%
BP Capital Markets PLC:
3.13%, 10/01/15	2,875	2,894,329
3.54%, 11/04/24	610	604,404
3.51%, 3/17/25	570	562,112
General Electric Capital Corp.:
6.75%, 3/15/32	1,075	1,395,619
6.15%, 8/07/37	715	889,029
HSBC Finance Corp., 6.68%, 1/15/21	1,100	1,272,594
Shell International Finance BV:
6.38%, 12/15/38	800	1,005,931
4.38%, 5/11/45	400	394,829
SteelRiver Transmission Co. LLC, 4.71%, 6/30/17 (a)	521	542,119
Voya Financial, Inc., 2.90%, 2/15/18	775	795,302

		10,356,268
Diversified Telecommunication Services — 4.0%
AT&T Inc.:
2.45%, 6/30/20	390	382,305
0.00%, 11/27/22 (a)(d)	1,000	760,751
4.30%, 12/15/42	76	65,136
4.80%, 6/15/44	65	60,547
4.35%, 6/15/45	105	89,640
4.75%, 5/15/46	1,368	1,244,844
Deutsche Telekom International Finance BV, 3.13%, 4/11/16 (a)	950	966,158
Orange SA, 5.50%, 2/06/44	350	370,577
Telefonica Moviles Chile SA, 2.88%, 11/09/15 (a)	1,375	1,381,517
Verizon Communications, Inc.:
3.65%, 9/14/18	3,500	3,681,255
7.75%, 12/01/30	750	973,326
4.27%, 1/15/36 (a)	1,475	1,330,552
6.25%, 4/01/37	850	960,117
3.85%, 11/01/42	425	350,750
6.55%, 9/15/43	553	646,874
4.67%, 3/15/55 (a)	912	793,398

		14,057,747
Electric Utilities — 5.1%
American Transmission Systems, Inc., 5.25%, 1/15/22 (a)	400	441,008
Duke Energy Carolinas LLC:
5.25%, 1/15/18	450	494,602
3.75%, 6/01/45	420	383,015
Duke Energy Progress, Inc., 6.30%, 4/01/38	750	950,449
E.ON International Finance BV, 5.80%, 4/30/18 (a)	1,100	1,217,976
Entergy Arkansas, Inc., 3.70%, 6/01/24	825	861,152
Entergy Corp., 4.00%, 7/15/22	700	705,382
Eversource Energy, 1.60%, 1/15/18	125	125,498
Exelon Corp., 1.55%, 6/09/17	145	145,206
Florida Power & Light Co., 5.95%, 2/01/38	800	977,121
Great Plains Energy, Inc., 5.29%, 6/15/22 (b)	745	828,861
Jersey Central Power & Light Co., 5.65%, 6/01/17	1,710	1,838,183
Kentucky Utilities Co., 5.13%, 11/01/40	375	418,618
MidAmerican Energy Holdings Co., 5.30%, 3/15/18	2,170	2,381,497
Mississippi Power Co., 4.25%, 3/15/42	400	356,119

2	BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2015

Schedule of Investments (continued)	Series C Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Electric Utilities (concluded)
Northern States Power Co., 6.20%, 7/01/37	$725	$925,271
Ohio Power Co., 6.60%, 3/01/33	675	843,188
Oncor Electric Delivery Co. LLC, 5.30%, 6/01/42	960	1,069,415
PacifiCorp, 6.00%, 1/15/39	450	547,086
Progress Energy, Inc.:
4.88%, 12/01/19	1,075	1,173,913
3.15%, 4/01/22	775	774,734
Trans-Allegheny Interstate Line Co., 3.85%, 6/01/25 (a)	445	442,037

		17,900,331
Energy Equipment & Services — 0.1%
Ensco PLC:
4.50%, 10/01/24	80	76,429
5.20%, 3/15/25	225	222,765

		299,194
Food & Staples Retailing — 0.5%
CVS Health Corp., 5.30%, 12/05/43	425	463,116
Wal-Mart Stores, Inc.:
5.25%, 9/01/35	675	766,384
6.50%, 8/15/37	160	205,618
6.20%, 4/15/38	230	286,914

		1,722,032
Food Products — 0.1%
Kraft Foods Group, Inc., 5.00%, 6/04/42	250	249,131
Gas Utilities — 0.3%
Atmos Energy Corp., 8.50%, 3/15/19	800	971,763
Health Care Equipment & Supplies — 2.0%
Becton Dickinson and Co.:
2.68%, 12/15/19	100	100,076
3.73%, 12/15/24	160	159,462
Boston Scientific Corp., 2.85%, 5/15/20	195	193,624
Covidien International Finance SA:
6.00%, 10/15/17	2,300	2,534,681
2.95%, 6/15/23	525	513,274
Medtronic, Inc.:
3.15%, 3/15/22 (a)	960	964,301
4.63%, 3/15/44	500	504,033
4.63%, 3/15/45 (a)	1,040	1,052,843
Zimmer Biomet Holdings, Inc., 2.00%, 4/01/18	390	390,140
Zimmer Holdings, Inc., 2.70%, 4/01/20	680	676,636

		7,089,070
Health Care Providers & Services — 1.3%
Aetna, Inc.:
3.50%, 11/15/24	395	387,209
4.50%, 5/15/42	135	125,577
Anthem, Inc.:
4.35%, 8/15/20	1,275	1,379,736
4.65%, 1/15/43	300	275,029
5.10%, 1/15/44	300	293,231
Coventry Health Care, Inc., 5.45%, 6/15/21	850	957,584
UnitedHealth Group, Inc.:
4.63%, 11/15/41	645	644,145
4.25%, 3/15/43	530	500,819

		4,563,330
Independent Power and Renewable Electricity Producers — 0.3%
IPALCO Enterprises, Inc., 5.00%, 5/01/18	925	975,875
Industrial Conglomerates — 0.7%
Eaton Corp., 4.15%, 11/02/42	900	830,293

Corporate Bonds	Par (000)	Value
Industrial Conglomerates (concluded)
Hutchison Whampoa International Ltd., 4.63%, 9/11/15 (a)	$1,000	$1,007,280
Tyco Electronics Group SA, 3.50%, 2/03/22	600	607,441

		2,445,014
Insurance — 2.9%
ACE INA Holdings, Inc., 2.60%, 11/23/15	625	629,387
Allied World Assurance Co. Holdings Ltd., 5.50%, 11/15/20	825	919,412
American International Group, Inc.:
5.85%, 1/16/18	1,530	1,686,805
3.38%, 8/15/20	1,000	1,035,068
6.40%, 12/15/20	485	576,590
4.50%, 7/16/44	200	190,249
Aon PLC, 4.00%, 11/27/23	1,760	1,811,144
Manulife Financial Corp., 4.90%, 9/17/20	750	831,376
Massachusetts Mutual Life Insurance Co., 8.88%, 6/01/39 (a)	575	861,831
MetLife, Inc., 4.72%, 12/15/44	215	217,321
Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (a)	1,050	1,314,761

		10,073,944
Internet Software & Services — 0.3%
Alibaba Group Holding Ltd., 1.63%, 11/28/17 (a)	975	974,089
IT Services — 0.2%
Fidelity National Information Services, Inc., 3.50%, 4/15/23	625	606,651
Life Sciences Tools & Services — 0.6%
Life Technologies Corp.:
3.50%, 1/15/16	1,295	1,311,127
6.00%, 3/01/20	820	922,386

		2,233,513
Machinery — 0.3%
AGCO Corp., 5.88%, 12/01/21	350	392,602
John Deere Capital Corp., 1.35%, 1/16/18	790	792,530

		1,185,132
Media — 2.9%
21st Century Fox America, Inc., 6.40%, 12/15/35	781	924,044
Comcast Corp.:
4.25%, 1/15/33	650	634,798
6.50%, 11/15/35	550	684,328
6.55%, 7/01/39	500	626,898
4.50%, 1/15/43	225	220,013
4.60%, 8/15/45	300	297,425
COX Communications, Inc., 8.38%, 3/01/39 (a)	442	563,463
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
5.20%, 3/15/20	800	882,333
3.80%, 3/15/22	1,110	1,116,385
5.15%, 3/15/42	325	305,761
Grupo Televisa SAB, 6.63%, 1/15/40	900	1,038,897
Sky PLC:
2.63%, 9/16/19 (a)	200	198,646
3.75%, 9/16/24 (a)	510	497,890
Time Warner Cable, Inc.:
8.25%, 4/01/19	695	817,386
6.55%, 5/01/37	377	392,466
4.50%, 9/15/42	137	111,751

BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2015	3

Schedule of Investments (continued)	Series C Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Media (concluded)
Time Warner, Inc., 6.25%, 3/29/41	$682	$780,405

		10,092,889
Metals & Mining — 1.3%
Barrick Gold Corp.:
3.85%, 4/01/22	377	365,402
4.10%, 5/01/23	471	458,930
Freeport-McMoRan, Inc.:
3.55%, 3/01/22	1,530	1,416,211
5.40%, 11/14/34	500	431,323
Rio Tinto Finance USA Ltd., 7.13%, 7/15/28	550	696,661
Rio Tinto Finance USA PLC, 4.75%, 3/22/42	55	53,587
Southern Copper Corp.:
6.75%, 4/16/40	300	309,822
5.88%, 4/23/45	850	808,520

		4,540,456
Multiline Retail — 0.2%
Target Corp., 4.00%, 7/01/42	675	637,853
Multi-Utilities — 2.7%
Berkshire Hathaway Energy Co.:
5.75%, 4/01/18	1,475	1,632,082
4.50%, 2/01/45	900	885,714
CenterPoint Energy, Inc., 6.50%, 5/01/18	850	956,804
CMS Energy Corp., 5.05%, 3/15/22	1,644	1,809,161
Dominion Gas Holdings LLC, 2.50%, 12/15/19	845	854,197
NiSource Finance Corp., 5.25%, 2/15/43	440	468,893
Pacific Gas & Electric Co.:
3.85%, 11/15/23	575	596,447
3.40%, 8/15/24	880	879,195
4.30%, 3/15/45	220	211,306
Virginia Electric & Power Co., 6.00%, 1/15/36	900	1,087,345

		9,381,144
Oil, Gas & Consumable Fuels — 9.8%
Anadarko Petroleum Corp., 6.38%, 9/15/17	1,545	1,695,489
Canadian Natural Resources Ltd.:
1.75%, 1/15/18	495	491,653
5.90%, 2/01/18	1,700	1,855,111
Chevron Corp., 2.19%, 11/15/19	255	256,415
ConocoPhillips Co.:
3.35%, 11/15/24	370	366,133
4.30%, 11/15/44	385	368,067
Continental Resources, Inc.:
7.13%, 4/01/21	460	488,750
5.00%, 9/15/22	1,300	1,274,820
4.50%, 4/15/23	400	385,684
El Paso Natural Gas Co. LLC, 8.63%, 1/15/22	485	598,220
Energy Transfer Partners LP:
6.70%, 7/01/18	925	1,032,551
5.20%, 2/01/22	1,130	1,183,139
6.50%, 2/01/42	560	576,882
Enterprise Products Operating LLC:
6.45%, 9/01/40	800	905,965
5.70%, 2/15/42	490	521,508
4.90%, 5/15/46	1,120	1,054,888
Exxon Mobil Corp.:
2.40%, 3/06/22	900	882,911
2.71%, 3/06/25	725	704,037
Freeport-McMoRan Oil & Gas LLC/FCX Oil & Gas, Inc., 6.50%, 11/15/20	762	805,815
Kerr-McGee Corp., 7.88%, 9/15/31	450	576,375
Kinder Morgan Energy Partners LP:
6.00%, 2/01/17	1,325	1,411,083

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
6.50%, 4/01/20	$390	$444,095
7.30%, 8/15/33	1,400	1,558,969
5.00%, 3/01/43	190	165,797
Kinder Morgan, Inc.:
2.00%, 12/01/17	80	79,757
3.05%, 12/01/19	1,255	1,253,611
6.50%, 9/15/20	925	1,057,744
Marathon Petroleum Corp., 4.75%, 9/15/44	631	575,911
Noble Energy, Inc., 5.25%, 11/15/43	425	414,061
Phillips 66, 4.88%, 11/15/44	828	790,850
Pioneer Natural Resources Co., 6.88%, 5/01/18	880	988,083
Plains All American Pipeline LP/PAA Finance Corp.:
2.60%, 12/15/19	900	896,183
4.90%, 2/15/45	700	659,975
Regency Energy Partners LP/Regency Energy Finance Corp., 5.00%, 10/01/22	1,020	1,036,113
Schlumberger Norge AS, 4.20%, 1/15/21 (a)	975	1,047,640
Sunoco, Inc., 5.75%, 1/15/17	530	558,349
Texas Eastern Transmission LP, 2.80%, 10/15/22 (a)	1,400	1,310,291
Western Gas Partners LP, 5.38%, 6/01/21	1,025	1,106,387
The Williams Cos., Inc.:
3.70%, 1/15/23	1,200	1,117,332
4.55%, 6/24/24	220	213,198
Williams Partners LP:
4.50%, 11/15/23	1,300	1,306,005
6.30%, 4/15/40	225	228,564

		34,244,411
Pharmaceuticals — 4.6%
AbbVie, Inc.:
1.75%, 11/06/17	2,220	2,225,819
3.60%, 5/14/25	520	513,965
4.40%, 11/06/42	795	752,215
4.70%, 5/14/45	1,200	1,180,361
Actavis Funding SCS:
3.45%, 3/15/22	1,780	1,763,140
4.55%, 3/15/35	525	499,155
4.85%, 6/15/44	425	410,037
4.75%, 3/15/45	1,390	1,323,355
Allergan, Inc., 5.75%, 4/01/16	550	569,878
EMD Finance LLC, 1.70%, 3/19/18 (a)	1,800	1,799,941
Hospira, Inc., 5.20%, 8/12/20	900	1,006,026
Merck & Co., Inc.:
2.35%, 2/10/22	310	299,830
3.70%, 2/10/45	175	156,339
Mylan, Inc., 2.60%, 6/24/18	968	975,004
Pfizer, Inc., 4.40%, 5/15/44	130	128,248
Roche Holdings, Inc.:
6.00%, 3/01/19 (a)	498	566,703
4.00%, 11/28/44 (a)	400	385,674
Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/01/36	10	11,834
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21	514	523,865
Wyeth LLC, 5.95%, 4/01/37	800	954,326

		16,045,715
Professional Services — 0.6%
The Dun & Bradstreet Corp., 3.25%, 12/01/17	1,300	1,322,004
Experian Finance PLC, 2.38%, 6/15/17 (a)	600	602,440

		1,924,444

4	BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2015

Schedule of Investments (continued)	Series C Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Real Estate Investment Trusts (REITs) — 2.3%
American Tower Corp.:
2.80%, 6/01/20	$1,000	$986,104
4.70%, 3/15/22	1,325	1,381,562
3.50%, 1/31/23	525	504,295
5.00%, 2/15/24	568	600,456
AvalonBay Communities, Inc., 4.20%, 12/15/23	1,000	1,045,763
DDR Corp., 4.75%, 4/15/18	280	298,752
HCP, Inc., 3.75%, 2/01/16	525	531,835
Host Hotels & Resorts LP, 6.00%, 10/01/21	725	822,924
Simon Property Group LP:
1.50%, 2/01/18 (a)	725	723,617
10.35%, 4/01/19	280	355,673
4.25%, 10/01/44	225	213,665
WEA Finance LLC/Westfield UK & Europe Finance PLC, 3.75%, 9/17/24 (a)	650	642,424

		8,107,070
Road & Rail — 1.2%
Burlington Northern Santa Fe LLC:
5.75%, 5/01/40	500	573,721
4.15%, 4/01/45	690	636,390
Canadian National Railway Co.:
2.95%, 11/21/24	755	739,712
6.25%, 8/01/34	1,100	1,368,381
Canadian Pacific Railway Co., 7.25%, 5/15/19	500	590,319
Kansas City Southern de Mexico SA de CV, 2.35%, 5/15/20	370	360,965

		4,269,488
Software — 0.9%
Autodesk, Inc., 1.95%, 12/15/17	550	552,359
Oracle Corp.:
2.80%, 7/08/21	820	829,987
3.63%, 7/15/23	800	822,664
4.13%, 5/15/45	925	857,754

		3,062,764
Specialty Retail — 0.5%
The Home Depot, Inc., 4.40%, 3/15/45	215	214,690
QVC, Inc., 4.38%, 3/15/23	1,700	1,670,877

		1,885,567
Technology Hardware, Storage & Peripherals — 0.3%
Apple Inc., 4.38%, 5/13/45	960	946,028
Tobacco — 1.5%
Altria Group, Inc., 5.38%, 1/31/44	725	766,835
Imperial Tobacco Finance PLC, 2.05%, 2/11/18 (a)	950	945,637
Philip Morris International, Inc.:
3.88%, 8/21/42	700	621,438
4.25%, 11/10/44	975	916,797
Reynolds American, Inc.:
4.00%, 6/12/22	730	745,670
3.25%, 11/01/22	180	173,368
4.85%, 9/15/23	220	232,445
4.45%, 6/12/25	555	565,446
RJ Reynolds Tobacco Co., 7.00%, 8/04/41	350	404,866

		5,372,502
Wireless Telecommunication Services — 1.7%
Alltel Corp., 7.88%, 7/01/32	470	624,517
America Movil SAB de CV, 2.38%, 9/08/16	3,140	3,179,627
CC Holdings GS V LLC/Crown Castle GS III Corp., 2.38%, 12/15/17	300	303,467
Crown Castle Towers LLC, 6.11%, 1/15/40 (a)	1,450	1,650,990

Corporate Bonds	Par (000)	Value
Wireless Telecommunication Services (concluded)
Vodafone Group PLC, 4.38%, 2/19/43	$272	$234,179

		5,992,780
Total Corporate Bonds — 80.1%		279,258,540

Foreign Agency Obligations	Par (000)	Value
CDP Financial, Inc., 3.15%, 7/24/24 (a)	975	981,767
CNOOC Finance 2013 Ltd., 3.00%, 5/09/23	800	757,893
CNOOC Finance 2015 Australia Pty Ltd., 2.63%, 5/05/20	1,250	1,233,659
Corp. Nacional del Cobre de Chile, 4.88%, 11/04/44 (a)	353	337,167
Export-Import Bank of Korea, 1.00%, 1/14/17 (c)	1,307	1,312,347
Nakilat, Inc., 6.07%, 12/31/33 (a)	25	28,844
Petrobras Global Finance BV:
3.88%, 1/27/16	700	702,989
5.88%, 3/01/18	1,874	1,911,480
Petroleos Mexicanos:
3.50%, 7/18/18	1,700	1,752,190
3.50%, 1/30/23	650	616,655
6.38%, 1/23/45	475	487,469
Total Foreign Agency Obligations — 2.9%		10,122,460

Foreign Government Obligations
Brazil — 0.2%
Federative Republic of Brazil, 5.00%, 1/27/45	750	648,750
Canada — 0.1%
Province of Manitoba, 3.05%, 5/14/24	469	482,194
Colombia — 0.4%
Republic of Colombia:
2.63%, 3/15/23	1,200	1,099,200
5.63%, 2/26/44	413	418,163

		1,517,363
Indonesia — 0.4%
Republic of Indonesia, 4.50%, 1/15/25	1,250	1,226,563
Mexico — 1.1%
United Mexican States:
4.75%, 3/08/44	2,525	2,398,750
5.55%, 1/21/45	1,350	1,436,063

		3,834,813
Peru — 0.1%
Republic of Peru, 5.63%, 11/18/50	290	323,350
Turkey — 0.2%
Republic of Turkey, 4.25%, 4/14/26	663	631,945
Uruguay — 0.1%
Republic of Uruguay, 5.10%, 6/18/50	375	357,187
Total Foreign Government Obligations — 2.6%		9,022,165

BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2015	5

Schedule of Investments (continued)	Series C Portfolio
(Percentages shown are based on Net Assets)

Preferred Securities	Par (000)	Value
Capital Trusts
Banks — 1.4%
HSBC Holdings PLC, 6.38% (c)(e)	$580	$582,900
JPMorgan Chase & Co.:
6.00% (c)(e)	975	967,687
7.90% (c)(e)	1,850	1,956,837
Wells Fargo & Co.:
5.88% (c)(e)	225	230,355
5.90% (c)(e)	1,100	1,102,750

		4,840,529
Capital Markets — 0.3%
State Street Capital Trust IV, 1.29%, 6/01/77 (c)	1,075	937,937
State Street Corp., 5.25% (c)(e)	315	315,394

		1,253,331
Consumer Finance — 0.2%
American Express Co., 4.90% (c)(e)	725	702,380
Diversified Financial Services — 0.2%
General Electric Capital Corp., 5.25% (c)(e)	300	307,500
ZFS Finance USA Trust V, 6.50%, 5/09/67 (a)(c)	500	520,000

		827,500
Insurance — 1.0%
The Allstate Corp.:
5.75%, 8/15/53 (c)	835	881,969
6.50%, 5/15/67 (c)	240	268,800
MetLife Capital Trust IV, 7.88%, 12/15/67 (a)	420	527,520
MetLife, Inc., 5.25% (c)(e)	900	892,125
New York Life Insurance Co., 6.75%, 11/15/39 (a)	600	787,403

		3,357,817
Oil, Gas & Consumable Fuels — 0.6%
Enterprise Products Operating LLC, 7.03%, 1/15/68 (c)	1,090	1,171,750
TransCanada Trust, 5.63%, 5/20/75	925	933,094

		2,104,844
Total Capital Trusts — 3.7%		13,086,401

Preferred Stocks
Media — 0.7%
NBCUniversal Enterprise, Inc., 5.25% (a)(e)	2,200,000	2,340,250
Total Preferred Securities — 4.4%		15,426,651

Taxable Municipal Bonds	Par (000)	Value
Chicago O’Hare International Airport RB, 6.40%, 1/01/40	$1,000	$1,223,660
Los Angeles Department of Water & Power RB, 6.57%, 7/01/45	1,075	1,415,732
Metropolitan Transportation Authority, New York RB, 7.34%, 11/15/39	1,125	1,597,905
Municipal Electric Authority of Georgia RB, 6.64%, 4/01/57	1,200	1,439,004
Port Authority of New York & New Jersey RB, 4.46%, 10/01/62	1,300	1,279,304
State of California GO:
7.30%, 10/01/39	510	708,415
7.63%, 3/01/40	150	216,507
7.60%, 11/01/40	430	637,135
Total Taxable Municipal Bonds — 2.4%		8,517,662

U.S. Treasury Obligations
U.S. Treasury Bonds:
3.38%, 5/15/44	4,020	4,222,572
3.00%, 11/15/44	425	415,736
2.50%, 2/15/45	5,860	5,157,269
U.S. Treasury Notes:
1.25%, 1/31/20	175	172,648
2.38%, 8/15/24	525	527,830
2.13%, 5/15/25	8,525	8,370,484
Total U.S. Treasury Obligations — 5.4%		18,866,539
Total Long-Term Investments (Cost — $333,600,504) — 97.8%		341,214,017

Short-Term Securities	Shares
Dreyfus Treasury Prime, 0.00% (f)	7,055,492	7,055,492
Total Short-Term Securities (Cost — $7,055,492) — 2.0%		7,055,492

Options Purchased
(Cost — $316,753) — 0.1%		172,160
Total Investments Before Options Written (Cost — $340,972,749*) — 99.9%		348,441,669

Options Written
(Premiums Received — $98,739) — (0.0)%		(1,975)
Total Investments Net of Options Written — 99.9%		348,439,694
Other Assets Less Liabilities — 0.1%		350,349
Net Assets — 100.0%		$348,790,043

6	BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2015

Schedule of Investments (continued)	Series C Portfolio

Notes to Schedule of Investments

*	As of June 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$340,972,749

Gross unrealized appreciation	$11,768,197
Gross unrealized depreciation	(4,299,277)

Net unrealized appreciation	$7,468,920

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(c)	Variable rate security. Rate shown is as of report date.

(d)	Zero-coupon bond.

(e)	Security is perpetual in nature and has no stated maturity date.

(f)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	As of June 30, 2015, financial futures contracts outstanding were as follows:

Contracts Long/ (Short)	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
63	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	September 2015	$7,948,828	$27,562
33	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	September 2015	$7,224,938	11,844
198	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	September 2015	$23,613,047	(45,031)
(12)	U.S. Ultra Treasury Bonds	Chicago Board of Trade	September 2015	$1,848,750	182
(150)	Euro Dollar Futures	Chicago Mercantile	March 2016	$37,230,000	(127,979)
(135)	Euro Dollar Futures	Chicago Mercantile	December 2016	$33,287,625	(138,734)
Total					$(272,156)

•	As of June 30, 2015, exchange-traded options purchased were as follows:

Description	Put/ Call	Strike Price	Expiration Date	Contracts	Value
Euro Dollar 90-Day	Put	$99.00	12/14/15	158	$2,963
Euro Dollar 90-Day	Put	$98.00	12/14/15	158	987
Total					$3,950

•	As of June 30, 2015, exchange-traded options written were as follows:

Description	Put/ Call	Strike Price	Expiration Date	Contracts	Value
Euro Dollar 90-Day	Put	$98.50	12/14/15	316	$(1,975)

•	As of June 30, 2015, OTC interest rate swaptions purchased were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)	Value
30-Year Interest Rate Swap	Deutsche Bank AG	Put	3.35%	Pay	3-month LIBOR	6/09/16	$4,440	$168,210

BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2015	7

Schedule of Investments (continued)	Series C Portfolio

•	As of June 30, 2015, centrally cleared interest rate swaps outstanding were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Effective Date	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
1.65%[1]	3-month LIBOR	Chicago Mercantile	10/05/15[2]	11/30/19	$8,700	21,526
2.38%[1]	3-month LIBOR	Chicago Mercantile	N/A	5/14/25	$1,900	4,433
3.03%[1]	3-month LIBOR	Chicago Mercantile	N/A	2/15/40	$913	(35,927)
3.05%[1]	3-month LIBOR	Chicago Mercantile	N/A	2/15/40	$913	(37,823)
3.05%[1]	3-month LIBOR	Chicago Mercantile	N/A	2/15/40	$913	(38,268)
3.06%[1]	3-month LIBOR	Chicago Mercantile	N/A	2/15/40	$913	(40,724)
2.54%[3]	3-month LIBOR	Chicago Mercantile	N/A	1/12/45	$1,800	(120,522)
2.42%[1]	3-month LIBOR	Chicago Mercantile	N/A	4/24/45	$1,745	174,501
2.42%[1]	3-month LIBOR	Chicago Mercantile	N/A	4/24/45	$1,630	162,115
Total						$89,311

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Forward swap.

[3]	Fund pays the floating rate and receives the fixed rate.

•	As of June 30, 2015, OTC credit default swaps - buy protection outstanding were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Value	Premiums Paid (Received)	Unrealized Depreciation
Cigna Corp.	1.00%	Goldman Sachs Bank USA	9/20/17	$1,200	$(24,239)	$(1,223)	$(23,016)
General Dynamics Corp.	1.00%	Credit Suisse International	9/20/17	$1,380	(28,903)	(15,214)	(13,689)
Humana, Inc.	1.00%	Goldman Sachs Bank USA	9/20/17	$1,200	(23,947)	8,871	(32,818)
Lockheed Martin Corp.	1.00%	Credit Suisse International	9/20/17	$1,380	(28,882)	(5,251)	(23,631)
Northrop Grumman Corp.	1.00%	Credit Suisse International	9/20/17	$1,165	(24,239)	(11,812)	(12,427)
Raytheon Co.	1.00%	Credit Suisse International	9/20/17	$1,165	(24,158)	(12,586)	(11,572)
Total					$(154,368)	$(37,215)	$(117,153)

•	As of June 30, 2015, OTC credit default swaps - sold protection outstanding were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Value	Premiums Paid (Received)	Unrealized Appreciation
Anadarko Petroleum Corp.	1.00%	Morgan Stanley Capital Services LLC	6/20/17	BBB	$200	$2,525	$(4,372)	$6,897
Anthem, Inc.	1.00%	Goldman Sachs Bank USA	9/20/17	Not Rated	$1,200	21,594	(5,126)	26,720
Comcast Corp.	1.00%	Credit Suisse International	9/20/17	A-	$1,400	28,081	2,622	25,459
UnitedHealth Group, Inc.	1.00%	Goldman Sachs Bank USA	9/20/17	A+	$1,200	23,446	(1,333)	24,779
Host Hotels & Resorts LP	1.00%	Credit Suisse International	3/20/19	BBB	$825	11,128	(3,778)	14,906
Valero Energy Corp.	1.00%	Barclays Bank PLC	9/20/19	BBB	$14	142	49	93
Valero Energy Corp.	1.00%	Barclays Bank PLC	9/20/19	BBB	$6	57	22	35
Valero Energy Corp.	1.00%	Barclays Bank PLC	9/20/19	BBB	$1	7	3	4
Valero Energy Corp.	1.00%	Citibank N.A.	9/20/19	BBB	$3	31	22	9
Total						$87,011	$(11,891)	$98,902

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 – unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

8	BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2015

Schedule of Investments (concluded)	Series C Portfolio

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of June 30, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$341,214,017	—	$341,214,017
Short-Term Securities	$7,055,492	—	—	7,055,492
Options Purchased	3,950	168,210	—	172,160

Total	$7,059,442	$341,382,227	—	$348,441,669

[1] See above Schedule of Investments for values in each security type.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Credit contracts	—	$98,902	—	$98,902
Interest rate contracts	$39,588	362,575	—	402,163
Liabilities:
Credit contracts	—	(117,153)	—	(117,153)
Interest rate contracts	(313,719)	(273,264)	—	(586,983)

Total	$(274,131)	$71,060	—	$(203,071)

[2]    Derivative financial instruments are swaps, financial futures contracts and options written. Swaps and financial futures contracts are valued at the unrealized appreciation/ depreciation on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of June 30, 2015, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$9,164	—	—	$9,164
Cash pledged for centrally cleared swaps	617,570	—	—	617,570
Cash pledged for financial futures contracts	224,690	—	—	224,690

Total	$851,424	—	—	$851,424

During the period ended June 30, 2015, there were no transfers between levels.

BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2015	9

Schedule of Investments June 30, 2015 (Unaudited)	Series E Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.7%
County of Jefferson Alabama Sewer, Refunding RB, Sub-Lien, Warrants, Series D, 6.50%, 10/01/53	$455	$524,583
Alaska — 0.6%
Northern Tobacco Securitization Corp., Refunding RB, Asset-Backed, Series A, 4.63%, 6/01/23	430	431,466
Arizona — 1.1%
City of Phoenix IDA, Refunding RB:
Basis School Project, 5.00%, 7/01/45 (a)	140	137,649
Legacy Traditional Schools Project, 5.00%, 7/01/45 (a)	100	96,831
Salt Verde Financial Corp., RB, 5.00%, 12/01/37	500	540,225

		774,705
Arkansas — 0.7%
Pulaski County Public Facilities Board, RB:
5.00%, 12/01/39	230	246,217
5.00%, 12/01/42	250	266,620

		512,837
California — 13.6%
Bay Area Toll Authority, Refunding RB, Series F-1, 5.00%, 4/01/54	1,000	1,076,240
California County Tobacco Securitization Agency:
RB, Asset-Backed, 5.45%, 6/01/28	500	489,370
RB, Asset-Backed, 5.60%, 6/01/36	160	147,597
Refunding RB, Asset-Backed, Merced County Project, 5.00%, 6/01/26	55	54,997
Refunding RB, Asset-Backed, Sonoma County Corp. Project, 5.00%, 6/01/26	215	198,043
Refunding RB, Asset-Backed, Sonoma County Corp. Project, 5.25%, 6/01/45	135	108,729
California Municipal Finance Authority, RB:
Community Medical Centers Project, 5.00%, 2/01/46	250	266,240
John Adams Academics Project, 5.00%, 10/01/35	250	249,665
John Adams Academics Project, 5.25%, 10/01/45	250	249,980
Sycamore Academy Project, 5.63%, 7/01/44 (a)	150	151,955
California Pollution Control Financing Authority:
RB, AMT, 5.00%, 11/21/45 (a)	500	520,175
Refunding RB, AMT, Waste Management Inc. Project, Series A-3, 4.30%, 7/01/40	500	500,405
California School Finance Authority, RB, Alta Public Schools Project, Series A, 6.75%, 11/01/45 (a)	250	257,200
California Statewide Communities Development Authority, Refunding RB:
5.00%, 11/15/49	500	545,770
899 Charleston Project, Series A, 5.25%, 11/01/44	250	252,277
Huntington Memorial Hospital, Series B, 5.00%, 7/01/44	500	544,190
California Statewide Financing Authority, RB, Asset-Backed:
Series A, 6.00%, 5/01/43	70	69,590
Series B, 5.63%, 5/01/29	125	124,419
Series B, 6.00%, 5/01/43	140	137,189
City & County of San Francisco Airports Commission-San Francisco International Airport, Refunding RB, AMT, Series A, 5.00%, 5/01/44	1,000	1,072,110

Municipal Bonds	Par (000)	Value
California (concluded)
City of Irvine, Community Facilities District No. 2013-3, (Great Park) Improvement Area No. 1, Special Tax Bonds, 5.00%, 9/01/44	$250	$260,820
City of Roseville, Special Tax Bonds, CFD No. 1,5.00%, 9/01/44	500	465,900
Golden State Tobacco Securitization Corp., Refunding RB:
Asset Backed, Series A, 5.00%, 6/01/40	500	546,590
Asset-Backed, Senior, Series A-1, 5.75%, 6/01/47	645	532,086
Riverside County Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/45	500	556,045
Tobacco Securitization Authority of Southern California, Refunding RB, Senior, Series A-1, 5.13%, 6/01/46	250	202,173

		9,579,755
Colorado — 2.7%
Colorado Educational & Cultural Facilities Authority, Refunding RB:
Charter School-University Project, 5.00%, 12/15/45 (a)	500	489,270
Classical Academy Project, Series A, 5.00%, 12/01/38	350	380,625
Colorado Health Facilities Authority, Refunding RB, Covenant Retirement Communities Project, 5.00%, 12/01/35	500	523,885
Foothills Metropolitan District, Special Assessment Bonds, 6.00%, 12/01/38	500	527,160

		1,920,940
Connecticut — 0.4%
Mohegan Tribal Finance Authority, RB, 7.00%, 2/01/45	100	94,986
Mohegan Tribe of Indians of Connecticut:	110	109,018
RB, Series A, 6.75%, 2/01/45 (a)
Refunding RB, Public Improvement, Priority Distribution, 6.25%, 1/01/31	100	100,011

		304,015
District of Columbia — 0.3%
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, 6.50%, 5/15/33	200	241,806
Florida — 3.5%
Capital Trust Agency, Inc., RB, Faulk Senior Services Project, 6.75%, 12/01/49	250	237,237
Celebration Pointe Community Development District, Special Assessment Bonds, 5.13%, 5/01/45	250	248,997
Florida Development Finance Corp., RB:
Miami Arts Charter School Project, Series A, 6.00%, 6/15/44 (a)	150	150,717
Renaissance Charter School Project, Series A, 6.13%, 6/15/44	150	150,763
Florida Municipal Power Agency, RB, All Requirements Power Supply Project, 5.00%, 10/01/31	500	564,120
Lakewood Ranch Stewardship District, Special Assessment Bonds, 4.88%, 5/01/35	250	242,590
Miami-Dade County IDA, RB:
Biscayne Properties, Series A, 5.00%, 6/01/35	115	117,798
Biscayne Properties, Series A, 5.00%, 6/01/40	155	157,418
Biscayne Properties, Series A, 5.00%, 6/01/48	115	115,890

10	BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2015

Schedule of Investments (continued)	Series E Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida (concluded)
Orange County Health Facilities Authority, RB, Presbyterian Retirement Community Project, 5.00%, 8/01/35	$250	$262,935
Trout Creek Community Development District, Special Assessment Bonds, 5.63%, 5/01/45	250	238,697

		2,487,162
Georgia — 0.8%
Gainesville & Hall County Hospital Authority, Refunding RB, North East Georgia Health Systems, Inc. Project, 5.50%, 8/15/54	250	281,617
Private Colleges & Universities Authority, RB, Savannah College of Art & Design Project, 5.00%, 4/01/44	250	264,883

		546,500
Idaho — 0.7%
Idaho Health Facilities Authority, RB, St. Luke’s Health Systems, Inc., Project, Series A, 5.00%, 3/01/44	500	530,230
Illinois — 2.8%
City of Chicago, GO, Refunding, Series A, 5.00%, 1/01/36	250	233,580
City of Chicago, O’Hare International Airport Revenue, Refunding RB, Series D, 5.00%, 1/01/39	260	281,083
Illinois Finance Authority, Refunding RB:
Lutheran Home & Services Project, 5.50%, 5/15/30	500	527,985
Senior, Rogers Park Montessori School Project, 6.13%, 2/01/45	150	150,636
State of Illinois, GO:
5.00%, 2/01/39	250	250,855
Refunding, 5.00%, 8/01/18	500	533,560

		1,977,699
Indiana — 0.4%
Indiana Finance Authority, RB, AMT, Private Activity Bond, Ohio River Bridges East End Crossing Project, 5.25%, 1/01/51	250	263,687
Iowa — 1.5%
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project, 5.50%, 12/01/22	750	793,387
Iowa Tobacco Settlement Authority, Refunding RB:
Asset-Backed, Series C, 5.50%, 6/01/42	150	128,063
Capital Appreciation, Asset-Backed, Series B, 5.60%, 6/01/34	160	148,378

		1,069,828
Louisiana — 0.2%
Juban Crossing Economic Development District, Refunding RB, General Infrastructure Projects, Series C, 7.00%, 9/15/44 (a)	150	149,747
Maryland — 1.5%
Anne Arundel County Consolidated Special Taxing District, Special Tax Bonds, Villages at 2 Rivers Project, 5.25%, 7/01/44	250	252,690
County of Frederick, RB, Jefferson Technology Park Project, Series B, 7.13%, 7/01/43	150	167,864
Maryland Economic Development Corp., Refunding RB, University of Maryland Project, 5.00%, 7/01/39	100	105,061
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Meritus Medical Center Project, 5.00%, 7/01/40	500	529,880

		1,055,495

Municipal Bonds	Par (000)	Value
Massachusetts — 2.0%
Massachusetts Development Finance Agency:
RB, Baystate Medical Center Project, Series N, 5.00%, 7/01/44	$500	$540,960
RB, Green Bonds, Boston Medical Center Project, 5.00%, 7/01/44	480	505,488
Refunding RB, Covanta Energy Project, Series B, 4.88%, 11/01/42 (a)	350	354,449

		1,400,897
Michigan — 1.7%
Michigan Finance Authority, Refunding RB, AMT, Senior Lien, Detroit Water & Sewerage Department Project, 5.00%, 7/01/44	250	254,730
Michigan Tobacco Settlement Finance Authority, RB, Turbo Project, Series A, 6.88%, 6/01/42	150	140,027
Wayne County Airport Authority, RB:
AMT, Detroit Metropolitan Wayne County Airport Project, 5.00%, 12/01/39	250	267,225
Detroit Metropolitan Wayne County Airport Project, Series B, 5.00%, 12/01/44	500	536,470

		1,198,452
Minnesota — 0.3%
St. Paul Port Authority, RB, AMT, Gerdau St. Paul Steel Mill Project, 4.50%, 10/01/37	100	95,263
Woodbury Housing & Redevelopment Authority, RB, St. Therese of Woodbury Project, 5.13%, 12/01/44	100	99,169

		194,432
Missouri — 0.8%
Missouri State Environmental Improvement & Energy Resources Authority, RB, Tri-County Water Authority Project, 5.00%, 1/01/40	500	551,260
Nebraska — 0.8%
Douglas County Hospital Authority No. 3, Refunding RB, Health Facilities NE Methodist Hospital Project, 5.00%, 11/01/45	500	533,235
New Jersey — 5.6%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	250	258,750
5.25%, 11/01/44	250	256,665
New Jersey EDA:
RB, Leap Academy Charter School Project, Series A, 6.20%, 10/01/44	150	153,050
Refunding RB, Charter, Greater Brunswick Project, Series A, 6.00%, 8/01/49 (a)	250	252,247
New Jersey Educational Facilities Authority, Refunding RB, Montclair State University Project, Series D, 5.00%, 7/01/36	500	556,585
New Jersey Health Care Facilities Financing Authority, Refunding RB:
Barnabas Health Obligated Project, 4.25%, 7/01/44	445	438,427
Barnabas Health Obligated Project, 5.00%, 7/01/44	220	233,589
New Jersey State Turnpike Authority, RB, Series A, 5.00%, 1/01/43	1,000	1,084,050
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.00%, 6/15/38	250	255,145
Transportation Program, Series AA, 5.00%, 6/15/44	200	202,880
Tobacco Settlement Financing Corp., Refunding RB, Series 1A, 5.00%, 6/01/41	365	269,585

		3,960,973

BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2015	11

Schedule of Investments (continued)	Series E Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Mexico — 0.5%
New Mexico Hospital Equipment Loan Council, Refunding RB, Gerald Champion Regional Medical Center Project, 5.50%, 7/01/42	$325	$320,947
New York — 14.5%
Build NYC Resource Corp.:
RB, 5.50%, 11/01/44	250	261,877
Refunding RB, AMT, Pratt Paper, Inc. Project, 5.00%, 1/01/35 (a)	100	105,533
City of New Rochelle, Refunding RB, Iona College Project, Series A, 5.00%, 7/01/45	250	265,357
City of New York Industrial Development Agency, RB, AMT, British Airways PLC Project, 5.25%, 12/01/32	500	502,005
County of Cattaraugus, RB, St. Bonaventure University Project, 5.00%, 5/01/44	195	202,176
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset Backed, Series A, 5.00%, 6/01/45	455	418,159
Hempstead Town Local Development Corp., RB, Molloy College Project, 5.00%, 7/01/44	500	528,575
Long Island Power Authority, Refunding RB, Series A, 5.00%, 9/01/44	500	540,430
Metropolitan Transportation Authority, RB, Sub Series D-1, 5.25%, 11/15/44	1,000	1,120,120
Monroe County Industrial Development Corp., Refunding RB, University of Rochester Project, Series A, 4.00%, 7/01/39	250	250,205
New York Counties Tobacco Trust IV, Refunding RB:
Series A, 6.25%, 6/01/41 (a)	550	553,179
Series A, 5.00%, 6/01/42	265	224,036
New York Liberty Development Corp.:
RB, Goldman Sachs Headquarters Project, 5.25%, 10/01/35	700	806,834
Refunding RB, Class 1-3 World Trade Center Project, 5.00%, 11/15/44 (a)	365	366,606
Refunding RB, Class 2-3 World Trade Center Project, 5.38%, 11/15/40 (a)	150	156,893
Refunding RB, Class 3-3 World Trade Center Project, 7.25%, 11/15/44 (a)	100	117,627
New York State Thruway Authority, Refunding RB, Series J, 5.00%, 1/01/41	1,000	1,096,390
Tompkins County Development Corp., Refunding RB, Kendal at Ithaca Project, 5.00%, 7/01/44	500	521,690
TSASC, Inc., Refunding RB:
Series 1,4.75%, 6/01/22	255	259,190
Series 1,5.00%, 6/01/34	335	300,153
Ulster Tobacco Asset Securitization Corp., RB, Asset-Backed, 6.00%, 6/01/40	150	145,286
Westchester County Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	500	540,020
Westchester County Local Development Corp., Refunding RB, Kendal on the Hudson Project, 5.00%, 1/01/34	500	525,845
Westchester Tobacco Asset Securitization, Refunding RB, 5.13%, 6/01/45	500	468,580

		10,276,766
North Carolina — 0.9%
North Carolina Department of Transportation, RB, AMT, Hot Lanes Project, Series 1-77, 5.00%, 6/30/54	115	118,655
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage, Galloway Ridge Project, Series A, 5.25%, 1/01/41	250	252,383
Town of Mooresville, Special Assessment Bonds, 5.38%, 3/01/40 (a)	250	249,997

		621,035

Municipal Bonds	Par (000)	Value
Ohio — 2.0%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Series A-2, 5.88%, 6/01/47	$250	$194,837
City of Cleveland, Refunding RB, AMT, Continental Airlines, Inc. Project, 5.70%, 12/01/19	500	502,455
County of Franklin, RB, OPRS Communities Obligation Group Project, Series A, 6.13%, 7/01/40	585	638,990
State of Ohio RB, AMT, Portsmouth Bypass Project, 5.00%, 6/30/53	100	104,318

		1,440,600
Oklahoma — 0.9%
Tulsa Airports Improvement Trust, Refunding RB, AMT, American Airlines Project, 5.00%, 6/01/35	615	662,841
Oregon — 0.2%
Hospital Facilities Authority of Multnomah County Oregon, Refunding RB, Mirabella at South Waterfront Project, 5.50%, 10/01/49	150	164,187
Pennsylvania — 7.0%
Lancaster County Hospital Authority, Refunding RB, St. Anne’s Retirement Community Project, 5.00%, 4/01/33	250	252,830
Montgomery County IDA:
First Mortgage RB, NHS III Properties Project, 6.50%, 10/01/37	250	253,897
Refunding RB, Albert Einstein Healthcare Project, 5.25%, 1/15/45	500	523,680
Refunding RB, Whitemarsh Continuing Care Retirement Community Project, 5.38%, 1/01/50	285	281,908
Moon IDA, Refunding RB, Baptist Homes Society Project, 6.00%, 7/01/45	250	245,395
Northampton County IDA, Tax Allocation Bonds, Route 33 Project, 7.00%, 7/01/32	150	162,002
Pennsylvania Economic Development Financing Authority:
RB, AMT, The Pennsylvania Rapid Bridge Replacement Project, 5.00%, 6/30/42	500	524,605
Refunding RB, AMT, National Gypson Co. Project, 5.50%, 11/01/44	500	508,025
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Widener University Project, 5.00%, 7/15/38	250	265,493
Pennsylvania Turnpike Commission, RB, Series B, 5.25%, 12/01/44	1,000	1,095,630
Philadelphia Authority for Industrial Development, Refunding RB, First Series 2015, 5.00%, 4/01/45	500	540,860
Philadelphia Hospitals & Higher Education Facilities Authority, RB, Temple University Health System Project, Series A, 5.63%, 7/01/42	250	262,567

		4,916,892
Puerto Rico — 0.8%
Children’s Trust Fund, Refunding RB, Asset-Backed:
5.50%, 5/15/39	205	206,337
5.63%, 5/15/43	115	115,277
Commonwealth of Puerto Rico, GO, Refunding, Series A, 8.00%, 7/01/35	400	271,004

		592,618
Rhode Island — 1.2%
Tobacco Settlement Financing Corp.:
Refunding RB, Series A, 5.00%, 6/01/40	100	103,718

12	BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2015

Schedule of Investments (continued)	Series E Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Rhode Island (concluded)
Refunding RB, Series B, 4.50%, 6/01/45	$750	$709,883

		813,601
South Carolina — 1.6%
South Carolina State Public Service Authority, Refunding RB, Series A, 5.50%, 12/01/54	1,000	1,109,980
Tennessee — 0.4%
Chattanooga-Hamilton County Hospital Authority, Refunding RB, 5.00%, 10/01/44	250	262,060
Texas — 4.9%
Central Texas Regional Mobility Authority, RB, Senior Lien, 6.25%, 1/01/46	175	201,402
Central Texas Turnpike System, Refunding RB:
Series C, 5.00%, 8/15/37	200	215,790
Series C, 5.00%, 8/15/42	250	264,825
City of Corpus Christi Utility System Revenue, RB:
Junior Lien, 5.00%, 7/15/40	500	547,940
Junior Lien, 4.13%, 7/15/45	500	489,990
City of Houston Airport System:
RB, AMT, Series B-1, 5.00%, 7/15/35	100	102,217
Refunding RB, AMT, United Airlines, Inc. Project, 5.00%, 7/01/29	500	518,340
Lower Colorado River Authority, Refunding RB, 4.00%, 5/15/45	200	196,728
Mesquite Health Facility Development Corp., Refunding RB, Christian Care Centers, Inc. Project, 5.13%, 2/15/42	250	250,763
New Hope Cultural Education Facilities Corp., RB, Wesleyan Homes, Inc. Project, 5.50%, 1/01/49	250	251,333
North Texas Tollway Authority, Refunding RB, Series A, 5.00%, 1/01/35	135	147,034
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Trinity Terrace Project, 5.00%, 10/01/49	250	258,605

		3,444,967
Utah — 0.7%
Utah State Charter School Finance Authority, RB, Early Light Academy Project, 5.13%, 7/15/49 (a)	545	518,513
Virginia — 1.2%
Cherry Hill Community Development Authority, Special Assessment Bonds, Potomac Shores Project, 5.40%, 3/01/45 (a)	250	252,740
Fairfax County EDA, RB, Vinson Hall LLC Project, Series A, 5.00%, 12/01/42	400	406,304
Lower Magnolia Green Community Development Authority, Special Assessment Bonds, 5.00%, 3/01/45 (a)	100	96,400
Virginia College Building Authority, Refunding RB, Marymount University Project, Series A, 5.00%, 7/01/45	100	104,237

		859,681
Washington — 1.0%
Greater Wenatchee Regional Events Center Public Facilities District, Refunding RB, Series A, 5.50%, 9/01/42	250	260,260
King County Public Hospital District No. 4, GO, Refunding:
Improvement, Snoqualmie Valley Hospital Project, 7.00%, 12/01/40	200	212,450
Series A, 5.00%, 12/01/30	200	200,314

		673,024

Municipal Bonds	Par (000)	Value
Wisconsin — 0.8%
Public Finance Authority:
RB, Voyager Foundation, Inc. Project, Series A, 5.13%, 10/01/45	$150	$150,168
Refunding RB, AMT, Senior Obligation Group Project, 5.00%, 7/01/42	400	419,860

		570,028
Total Municipal Bonds — 81.3%		57,457,444

Municipal Bonds Transferred to Tender Option Bond Trusts (b)
New York — 1.4%
City of New York Housing Development Corp., RB, Series D-1-B, 4.25%, 11/01/45	1,000	992,891
Total Long-Term Investments (Cost — $58,732,257) — 82.7%		58,450,335

Short-Term Securities	Shares
Dreyfus Tax Exempt Cash Management, 0.00% (c)	15,519,600	15,519,600
Total Short-Term Securities (Cost — $15,519,600) — 22.0%		15,519,600
Total Investments (Cost — $74,251,857*) — 104.7%		73,969,935
Liabilities in Excess of Other Assets — (3.8)%		(2,679,211)
Liability for Tender Option Bond Trust Certificates, Including Interest Expense and Fees Payable — (0.9)%		(655,074)

Net Assets — 100.0%		$70,635,650

BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2015	13

Schedule of Investments (concluded)	Series E Portfolio

Notes to Schedule of Investments

•	As of June 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$74,249,283

Gross unrealized appreciation	$332,329
Gross unrealized depreciation	(611,677)

Net unrealized depreciation	$(279,348)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Represents bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(c)	Represents the current yield as of report date.

•	As of June 30, 2015, financial futures contracts outstanding were as follows:

Contracts Short	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
(17)	U.S.Treasury Notes (10 Year)	Chicago Board of Trade	September 2015	$2,144,922	$17,154

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 – unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of June 30, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$58,450,335	—	$58,450,335
Short-Term Securities	$15,519,600	—	—	15,519,600

Total	$15,519,600	$58,450,335	—	$73,969,935

[1] See above Schedule of Investments for values in each state.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$17,154	—	—	$17,154

[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of June 30, 2015, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$226,505	—	—	$226,505
Cash pledged for financial futures contracts.	22,950	—	—	22,950

Total	$249,455	—	—	$249,455

During the period ended June 30, 2015, there were no transfers between levels.

14	BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2015

Schedule of Investments June 30, 2015 (Unaudited)	Series M Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
AmeriCredit Automobile Receivables Trust:
Series 2013-5, Class A2A, 0.65%, 3/08/17	$84	$83,857
Series 2013-5, Class A2B, 0.53%, 3/08/17 (a)	93	93,174
Progress Residential Trust, Series 2015-SFR2, Class A, 2.74%, 6/12/32 (b)	1,400	1,389,277
SLM Private Education Loan Trust, Series 2012-C, Class A1, 1.29%, 8/15/23 (a)(b)	513	514,184
SLM Student Loan Trust, Series 2008-4, Class A4, 1.93%, 7/25/22 (a)	7,350	7,641,707
Tricon American Homes Trust, Series 2015-SFR1, Class A, 1.44%, 5/17/32 (a)(b)	1,200	1,190,099
Total Asset-Backed Securities — 2.1%		10,912,298

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities — 5.5%
Bear Stearns Commercial Mortgage Securities:
Series 2005-PW10, Class A4, 5.41%, 12/11/40 (a)	595	597,975
Series 2007-PW17, Class A4, 5.69%, 6/11/50 (a)	10,255	10,931,840
BHMS Mortgage Trust, Series 2014-ATLS, Class AFL, 1.68%, 7/05/33 (a)(b)	2,600	2,584,262
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A5, 3.86%, 5/10/47	2,800	2,928,464
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5, 5.62%, 10/15/48	362	374,959
Credit Suisse Mortgage Capital Certificates, Series 2006-C4, Class A3, 5.47%, 9/15/39	4,693	4,847,358
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX, 3.38%, 12/15/19 (b)	3,600	3,526,661
Great Wolf Trust, Series 2015-WOLF, Class A, 1.58%, 5/15/34 (a)(b)	500	499,050
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2005-CB12, Class A4, 4.90%, 9/12/37	13	12,949
Series 2006-LDP7, Class A4, 6.10%, 4/15/45 (a)	1,941	1,985,588
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A4, 5.66%, 3/15/39 (a)	288	292,761

		28,581,867
Interest Only Commercial Mortgage-Backed Securities — 3.3%
Commercial Mortgage Trust:
Series 2013-CR7, Class XA, 1.66%, 3/10/46 (a)	3,912	293,773
Series 2014-CR14, Class XA, 1.03%, 2/10/47 (a)	3,544	160,088
Series 2014-CR15, Class XA, 1.49%, 2/10/47 (a)	24,940	1,608,582
Series 2015-DC1, Class XA, 1.34%, 2/10/48 (a)	18,550	1,437,395
Series 2015-LC19, Class XA, 1.38%, 2/10/48 (a)	8,081	707,896
Series 2015-LC21, Class XA, 0.89%, 7/10/48 (a)	10,000	564,890
Core Industrial Trust:
Series 2015-CALW, Class XA, 0.94%, 2/10/34 (a)(b)	22,150	1,047,252

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (concluded)
Series 2015-TEXW, Class XA, 0.90%, 2/10/34 (a)(b)	$18,600	$840,162
Series 2015-WEST, Class XA, 1.08%, 2/10/37 (a)(b)	9,300	705,870
Credit Suisse Mortgage Capital Certificates, Series 2014-USA, Class X1, 0.70%, 9/15/25 (a)(b)	26,000	1,205,100
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class XA, 1.12%, 4/15/50 (a)	14,581	975,530
FREMF Mortgage Trust, Series 2015-K718, Class X2A, 0.10%, 2/25/22 (a)(b)	138,536	745,182
JPMBB Commercial Mortgage Securities Trust:
Series 2015-C27, Class XA, 1.54%, 2/15/48 (a)	24,207	2,089,548
Series 2015-C28, Class XA, 1.35%, 10/15/48 (a)	17,278	1,303,616
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C13, Class XA, 1.37%, 11/15/46 (a)	4,601	319,263
Series 2014-C18, Class XA, 1.15%, 10/29/47 (a)	1,395	73,110
Series 2014-C19, Class XA, 1.31%, 12/15/47 (a)	16,849	1,194,630
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class XA, 1.35%, 5/15/48 (a)	8,789	704,829
WF-RBS Commercial Mortgage Trust:
Series 2014-C22, Class XA, 1.11%, 9/15/57 (a)	10,039	615,745
Series 2014-C24, Class XA, 1.13%, 11/15/47 (a)	6,082	399,367
Series 2014-LC14, Class XA, 1.61%, 3/15/47 (a)	4,209	333,981

		17,325,809
Total Non-Agency Mortgage-Backed Securities — 8.8%		45,907,676

U.S. Government Sponsored Agency Securities	Par (000)	Value
Collateralized Mortgage Obligations — 0.9%
Ginnie Mae:
Series 2014-12, Class ZA, 3.00%, 1/20/44	1,252	1,172,331
Series 2014-62, Class Z, 3.00%, 4/20/44	1,036	950,795
Series 2014-107, Class WX, 6.85%, 7/20/39	2,023	2,394,217

		4,517,343
Commercial Mortgage-Backed Securities — 1.1%
Freddie Mac, Series K035, Class A2, 3.46%, 8/25/23 (a)	5,600	5,888,932
Interest Only Commercial Mortgage-Backed Securities — 3.3%
Fannie Mae:
Series 2012-M9, Class X1, 4.02%, 12/25/17 (a)	15,703	1,179,952
Series, 2015-M1, Class A2, 2.53%, 9/25/24	12,000	11,664,480
Freddie Mac:
Series K040, Class X1, 0.88%, 9/25/24 (a)	9,469	532,574
Series K041, Class X1, 0.69%, 10/25/24 (a)	13,769	594,681

BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2015	15

Schedule of Investments (continued)	Series M Portfolio
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (concluded)
Series K042, Class X1, 1.19%, 12/25/24 (a)	$4,093	$329,224
Series K043, Class X1, 0.68%, 12/25/24 (a)	16,389	715,287
Series K045, Class X1, 0.58%, 1/25/25 (a)	40,888	1,510,583
Series K718, Class X1, 0.77%, 1/25/22 (a)	13,594	502,449

		17,029,230
Mortgage-Backed Securities — 129.0%
Fannie Mae Mortgage-Backed Securities:
2.00%, 7/01/30 (c)	1,500	1,475,458
2.50%, 7/01/30 (c)	16,260	16,456,972
3.00%, 5/01/29-7/01/45 (c)	108,092	110,186,372
3.50%, 9/01/28-8/13/45 (c)	56,267	58,764,264
4.00%, 2/01/29-7/01/45 (c)	54,567	57,980,795
4.50%, 5/01/24-7/01/45 (c)	31,761	34,332,111
5.00%, 5/01/33-7/01/45 (c)	30,334	33,587,926
5.50%, 5/01/34	9,115	10,281,227
6.00%, 2/01/38-1/01/40	5,702	6,487,193
6.50%, 5/01/36-7/01/45 (c)	1,000	1,152,297
Freddie Mac Mortgage-Backed Securities:
2.53%, 5/01/36 (a)	737	788,633
3.00%, 7/01/30-7/01/45 (c)	23,416	23,440,934
3.50%, 7/01/18-7/01/45 (c)	45,751	47,125,316
4.00%, 7/01/30-7/01/45 (c)	42,005	44,343,656
4.50%, 4/01/18-10/01/44	2,375	2,559,954
5.00%, 5/01/28-7/01/45 (c)	5,959	6,588,307
5.50%, 1/01/28-7/01/45 (c)	1,796	2,010,010
6.00%, 8/01/28-11/01/39	1,202	1,362,686
Ginnie Mae Mortgage-Backed Securities:
3.00%, 7/15/45 (c)	21,700	21,904,867
3.50%, 9/15/42-7/15/45 (c)	103,966	108,169,107
4.00%, 9/20/40-7/15/45 (c)	47,755	50,646,678
4.50%, 4/15/40-7/15/45 (c)	17,571	19,095,575
5.00%, 7/15/33-7/15/45 (c)	9,108	10,048,233
5.50%, 7/15/38-12/20/41	2,405	2,727,867
6.00%, 7/15/45 (c)	1,040	1,177,937

		672,694,375
Total U.S. Government Sponsored Agency Securities — 134.3%		700,129,880

U.S. Treasury Obligations
U.S. Treasury Bonds, 2.50%, 2/15/45	3,495	3,075,880
Total U.S. Treasury Obligations — 0.6%		3,075,880
Total Long-Term Investments (Cost — $760,970,493) — 145.8%		760,025,734

Short-Term Securities	Shares	Value
Dreyfus Treasury Prime, 0.00% (d)	137,946,273	$137,946,273
Total Short-Term Securities (Cost — $137,946,273) — 26.4%		137,946,273
Total Investments Before TBA Sale Commitments (Cost — $898,916,766*) — 172.2%		897,972,007
TBA Sale Commitments (c)	Par (000)
Fannie Mae Mortgage-Backed Securities:
3.00%, 7/01/30-7/01/45	$54,891	(55,786,980)
3.50%, 7/01/30-7/01/45	28,450	(29,566,161)
4.00%, 7/01/30-7/01/45	32,625	(34,544,399)
5.00%, 7/01/45	16,050	(17,723,021)
6.00%, 7/01/45	300	(340,727)
Freddie Mac Mortgage-Backed Securities:
3.50%, 7/01/45	9,700	(9,978,875)
4.50%, 7/01/30-7/01/45	2,200	(2,367,992)
5.00%, 7/01/45	3,300	(3,632,516)
6.00%, 7/01/45	1,000	(1,132,773)
Ginnie Mae Mortgage-Backed Securities:
3.00%, 7/15/45	3,925	(3,962,103)
3.50%, 7/15/45	35,200	(36,532,380)
4.00%, 7/15/45	13,025	(13,803,194)
5.00%, 7/15/45	1,600	(1,770,461)
5.50%, 7/15/45	1,100	(1,232,328)
Total TBA Sale Commitments (Proceeds — $212,534,660) — (40.7)%		(212,373,910)
Total Investments Net of TBA Sale Commitments — 131.5%		685,598,097
Liabilities in Excess of Other Assets — (31.5)%		(164,157,483)

Net Assets — 100.0%		$521,440,614

Notes to Schedule of Investments

•	As of June 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$898,917,095

Gross unrealized appreciation	$2,759,177
Gross unrealized depreciation	(3,704,265)

Net unrealized depreciation	$(945,088)

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

16	BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2015

Schedule of Investments (continued)	Series M Portfolio

(c)	Represents or includes a TBA transaction. As of June 30, 2015, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$(6,698,996)	$48,233
BNP Paribas Securities Corp.	$1,051,774	$(1,883)
Citigroup Global Markets, Inc.	$15,544,296	$(61,556)
Credit Suisse Securities (USA) LLC	$52,622,747	$(185,710)
Deutsche Bank Securities, Inc.	$(15,031,136)	$(25,966)
Goldman Sachs & Co.	$38,290,015	$(169,663)
J.P. Morgan Securities LLC	$32,354,692	$(24,803)
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$25,622,757	$(2,938)
Morgan Stanley & Co. LLC	$14,107,381	$22,799
Nomura Securities International, Inc.	$(6,922,954)	$63,608
RBC Capital Markets, LLC	$(1,095,896)	$15,104
Wells Fargo Securities, LLC	$12,669,386	$(1,286)

(d)	Represents the current yield as of report date.

•	As of June 30, 2015, financial futures contracts outstanding were as follows:

Contracts Long/ (Short)	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(3)	Euro Dollar Futures	Chicago Mercantile	September 2015	$747,263	$(1,654)
12	U.S. Treasury Bonds (30 Year)	Chicago Board of Trade	September 2015	$1,810,125	2,033
(36)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	September 2015	$4,542,188	(7,500)
(29)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	September 2015	$3,458,477	2,093
11	U.S. Ultra Treasury Bonds	Chicago Board of Trade	September 2015	$1,694,688	(55,727)
(2)	Euro Dollar Futures	Chicago Mercantile	March 2016	$496,400	(1,675)
1	Euro Dollar Futures	Chicago Mercantile	June 2016	$247,688	238
(110)	Euro Dollar Futures	Chicago Mercantile	September 2016	$27,183,750	(30,250)
(107)	Euro Dollar Futures	Chicago Mercantile	December 2016	$26,383,525	(22,734)
(2)	Euro Dollar Futures	Chicago Mercantile	March 2017	$492,225	(1,600)
(3)	Euro Dollar Futures	Chicago Mercantile	June 2017	$736,988	(2,400)
(1)	Euro Dollar Futures	Chicago Mercantile	September 2017	$245,275	325
4	Euro Dollar Futures	Chicago Mercantile	March 2018	$978,350	(112)
Total					$(118,963)

•	As of June 30, 2015, centrally cleared interest rate swaps outstanding were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Effective Date	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
1.89%[1]	3-month LIBOR	Chicago Mercantile	10/05/15[2]	11/30/19	$6,600	$(48,011)
1.89%[1]	3-month LIBOR	Chicago Mercantile	10/05/15[2]	11/30/19	$6,600	(48,768)
2.42%[1]	3-month LIBOR	Chicago Mercantile	N/A	4/24/45	$820	82,000
2.38%[1]	3-month LIBOR	Chicago Mercantile	N/A	4/24/45	$800	86,824
2.39%[1]	3-month LIBOR	Chicago Mercantile	N/A	4/24/45	$800	85,044
2.42%[1]	3-month LIBOR	Chicago Mercantile	N/A	4/24/45	$760	75,588
Total						$232,677

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Forward swap.

BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2015	17

Schedule of Investments (continued)	Series M Portfolio

•	As of June 30, 2015, OTC total return swaps outstanding were as follows:

Reference Entity	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Bank of America N.A.	1/12/41	$151	$39	$(709)	$748
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/41	$302	(78)	(2,748)	2,670
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/41	$302	79	(1,653)	1,732
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/41	$151	(40)	(1,330)	1,290
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/41	$151	40	72	(32)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/41	$151	40	72	(32)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	JPMorgan Chase Bank N.A.	1/12/41	$151	(39)	(1,280)	1,241
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/44	$304	792	(1,145)	1,937
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/44	$304	792	(389)	1,181
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/44	$304	792	86	706
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/44	$304	(793)	(4,954)	4,161
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/44	$304	792	(1,780)	2,572
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/44	$304	792	(1,377)	2,169
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/44	$304	(793)	(2,781)	1,988
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/44	$304	(792)	(2,638)	1,846
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/44	$304	792	(261)	1,053

18	BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2015

Schedule of Investments (continued)	Series M Portfolio

As of June 30, 2015, OTC total return swaps outstanding were as follows: (concluded)

Reference Entity	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	3-month LIBOR[1]	Credit Suisse International	1/12/44	$304	$823	$1,696	$(873)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/44	$152	397	(1,158)	1,555
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/44	$152	396	2,482	(2,086)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Goldman Sachs Bank USA	1/12/44	$152	396	(1,111)	1,507
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	JPMorgan Chase Bank N.A.	1/12/44	$152	396	(28)	424
Total					$4,823	$(20,934)	$25,757

[1]	Fund pays the floating rate and receives the total return of the reference entity.

[2]	Fund pays the total return of the reference entity and receives the floating rate.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 – unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of June 30, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$10,912,298	—	$10,912,298
Non-Agency Mortgage-Backed Securities	—	45,408,626	$499,050	45,907,676
U.S. Government Sponsored Agency Securities	—	700,129,880	—	700,129,880
U.S. Treasury Obligations	—	3,075,880	—	3,075,880
Short-Term Securities	$137,946,273	—	—	137,946,273
Liabilities:
Investments:
TBA Sale Commitments	—	(212,373,910)	—	(212,373,910)
Total	$137,946,273	$547,152,774	$499,050	$685,598,097

BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2015	19

Schedule of Investments (concluded)	Series M Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$4,689	$358,236	—	$362,925
Liabilities:
Interest rate contracts	(123,652)	(99,802)	—	(223,454)
Total	$(118,963)	$258,434	—	$139,471

[1] Derivative financial instruments are swaps and financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of June 30, 2015, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts.	$114,520	—	—	$114,520
Cash pledged for centrally cleared swaps.	458,780	—	—	458,780
Total	$573,300	—	—	$573,300

During the period ended June 30, 2015, there were no transfers between levels.

20	BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2015

Schedule of Investments June 30, 2015 (Unaudited)	Series P Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Fixed Income Funds — 29.8%
BlackRock Allocation Target Shares: Series S Portfolio	9,425,487	$91,427,224

Value
Total Affiliated Investment Companies (Cost — $92,555,442*) — 29.8%	$91,427,224
Other Assets Less Liabilities — 70.2%	215,680,522

Net Assets — 100.0%	$307,107,746

Notes to Schedule of Investments

*	As of June 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$92,555,442

Gross unrealized appreciation	—
Gross unrealized depreciation	$(1,128,218)

Net unrealized depreciation	$(1,128,218)

(a)	During the period ended June 30, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at March 31, 2015	Shares Sold	Shares Held at June 30, 2015	Value at June 30, 2015	Income	Realized Loss
BlackRock Allocation Target Shares: Series S Portfolio	9,740,810	315,323	9,425,487	$91,427,224	$762,107	$(80,146)

•	As of June 30, 2015, financial futures contracts outstanding were as follows:

Contracts Long/ (Short)	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(1,128)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	September 2015	$142,321,875	$453,916
(78)	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	September 2015	$17,077,125	(22,219)
115	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	September 2015	$13,714,648	31,850
Total					$463,547

•	As of June 30, 2015, centrally cleared interest rate swaps outstanding were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
0.93%[1]	3-month LIBOR	Chicago Mercantile	3/20/17	$40,000	$(204,293)
0.81%[1]	3-Month LIBOR	Chicago Mercantile	4/14/17	$20,000	(23,232)
1.25%[1]	3-month LIBOR	Chicago Mercantile	3/18/18	$40,000	(254,303)
1.86%[1]	3-Month LIBOR	Chicago Mercantile	5/01/22	$20,000	255,105
2.10%[1]	3-month LIBOR	Chicago Mercantile	3/18/25	$155,000	3,653,504
Total					$3,426,781

[1]	Fund pays the fixed rate and receives the floating rate.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 – unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding

BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2015	21

Schedule of Investments (concluded)	Series P Portfolio

valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of June 30, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Affiliated Investment Companies	$91,427,224	—	—	$91,427,224

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$485,766	$3,908,609	—	$4,394,375
Liabilities:
Interest rate contracts	(22,219)	(481,828)	—	(504,047)

Total	$463,547	$3,426,781	—	$3,890,328

[1] Derivative financial instruments are swaps and financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of June 30, 2015, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$208,164,519	—	—	$208,164,519
Cash pledged for financial futures contracts	1,589,910	—	—	1,589,910
Cash pledged for centrally cleared swaps	6,058,550	—	—	6,058,550

Total	$215,812,979	—	—	$215,812,979

During the period ended June 30, 2015, there were no transfers between levels.

22	BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2015

Schedule of Investments June 30, 2015 (Unaudited)	Series S Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
AmeriCredit Automobile Receivables Trust:
Series 2011-3, Class D, 4.04%, 7/10/17	$669	$675,951
Series 2013-2, Class B, 1.19%, 5/08/18	480	480,416
Series 2013-2, Class C, 1.79%, 3/08/19	575	575,823
Series 2013-4, Class A3, 0.96%, 4/09/18	687	688,337
Series 2013-4, Class B, 1.66%, 9/10/18	300	301,236
Series 2013-4, Class C, 2.72%, 9/09/19	300	306,460
Series 2013-5, Class C, 2.29%, 11/08/19	545	551,472
Series 2015-1, Class A3, 1.26%, 11/08/19	1,200	1,200,521
B2R Mortgage Trust, Series 2015-1, Class A1, 2.52%, 5/15/48 (a)	822	817,258
BA Credit Card Trust, Series 2014-A1, Class A, 0.57%, 6/15/21 (b)	990	989,408
Cabela’s Credit Card Master Note Trust:
Series 2012-2A, Class A1, 1.45%, 6/15/20 (a)	2,920	2,932,425
Series 2013-2A, Class A2, 0.84%, 8/16/21 (a)(b)	5,070	5,090,670
Series 2015-1A, Class A1, 2.26%, 3/15/23	880	886,485
Capital One Multi-Asset Execution Trust:
Series 2014-A5, Class A5, 1.48%, 7/15/20	2,465	2,477,685
Series 2015-A1, Class A, 1.39%, 1/15/21	2,490	2,484,186
CarMax Auto Owner Trust, Series 2015-1, Class A3, 1.38%, 11/15/19	2,005	2,010,824
Chase Issuance Trust:
Series 2012-A4, Class A4, 1.58%, 8/16/21	1,340	1,321,842
Series 2015-A2, Class A2, 1.59%, 2/18/20	3,000	3,015,714
Chesapeake Funding LLC, Series 2012-1A, Class A, 0.93%, 11/07/23 (a)(b)	60	59,833
Citibank Credit Card Issuance Trust:
Series 2007-A8, Class A8, 5.65%, 9/20/19	3,715	4,065,116
Series 2013-A6, Class A6, 1.32%, 9/07/18	348	349,752
CNH Equipment Trust:
Series 2012-B, Class A4, 1.16%, 6/15/20	1,750	1,754,441
Series 2014-A, Class A4, 1.50%, 5/15/20	1,850	1,849,049
Series 2015-A, Class A3, 1.30%, 4/15/20	1,785	1,787,531
Colony American Homes, Series 2015-1A, Class A, 1.39%, 7/17/32 (a)(b)	4,000	3,956,412
Credit Acceptance Auto Loan Trust:
Series 2013-1A, Class A, 1.21%, 10/15/20 (a)	591	591,409
Series 2013-2A, Class A, 1.50%, 4/15/21 (a)	1,150	1,154,137
Discover Card Execution Note Trust, Series 2015-A2, Class A, 1.90%, 10/17/22	2,765	2,745,089
Ford Credit Auto Owner Trust:
Series 2014-C, Class A3, 1.06%, 5/15/19	1,545	1,546,251
Series 2015-A, Class A3, 1.28%, 9/15/19	1,115	1,115,049
Ford Credit Floorplan Master Owner Trust:
Series 2012-2, Class D, 3.50%, 1/15/19	965	995,518
Series 2014-1, Class A1, 1.20%, 2/15/19	1,715	1,715,110
Series 2015-1, Class A2, 0.59%, 1/15/20 (b)	2,480	2,477,659

Asset-Backed Securities	Par (000)	Value
Invitation Homes Trust:
Series 2014-SFR1, Class A, 1.18%, 6/17/31 (a)(b)	$2,135	$2,110,433
Series 2015-SFR1, Class A, 1.64%, 3/17/32 (a)(b)	633	634,164
Series 2015-SFR3, Class A, 1.48%, 8/17/32 (a)(b)	3,206	3,202,881
MOTOR PLC, Series 2015-1A, Class A1, 0.79%, 6/25/22 (a)(b)	725	725,291
Nissan Auto Receivables Owner Trust, Series 2015-A, Class A3, 1.05%, 10/15/19	2,240	2,229,817
OneMain Financial Issuance Trust:
Series 2014-1A, Class A, 2.43%, 6/18/24 (a)	3,730	3,750,888
Series 2014-2A, Class A, 2.47%, 9/18/24 (a)	3,765	3,784,992
Series 2015-1A, Class A, 3.19%, 3/18/26 (a)	3,895	3,950,348
Series 2015-1A, Class B, 3.85%, 3/18/26 (a)	555	570,018
Series 2015-2A, Class A, 2.57%, 7/18/25 (a)	820	820,623
PFS Financing Corp.:
Series 2013-AA, Class A, 0.74%, 2/15/18 (a)(b)	2,000	1,998,100
Series 2014-AA, Class A, 0.79%, 2/15/19 (a)(b)	1,050	1,047,835
Series 2015-AA, Class A 0.81%, 4/15/20 (a)(b)	1,600	1,599,699
Prestige Auto Receivables Trust, Series 2013-1A, Class B, 1.74%, 5/15/19 (a)	1,300	1,305,849
Progress Residential Trust, Series 2015-SFR1, Class A, 1.59%, 2/17/32 (a)(b)	1,185	1,181,440
Santander Drive Auto Receivables Trust:
Series 2012-1, Class C, 3.78%, 11/15/17	158	159,247
Series 2012-3, Class C, 3.01%, 4/16/18	872	878,703
Series 2012-5, Class C, 2.70%, 8/15/18	160	161,801
Series 2012-6, Class C, 1.94%, 3/15/18	145	145,641
Series 2012-AA, Class B, 1.21%, 10/16/17 (a)	341	341,347
Series 2012-AA, Class C, 1.78%, 11/15/18 (a)	1,330	1,338,186
Series 2013-1, Class C, 1.76%, 1/15/19	1,315	1,318,761
Series 2013-3, Class C, 1.81%, 4/15/19	450	452,127
Series 2013-A, Class C, 3.12%, 10/15/19 (a)	720	734,961
Series 2014-S1, Class R, 1.42%, 8/16/18 (a)	286	286,174
Series 2015-1, Class A3, 1.27%, 2/15/19	1,020	1,020,177
Series 2015-2, Class A3, 1.22%, 4/15/19	2,590	2,585,392
SLM Private Credit Student Loan Trust:
Series 2003-B, Class A2, 0.69%, 3/15/22 (b)	218	216,218
Series 2004-B, Class A2, 0.49%, 6/15/21 (b)	271	269,302
SLM Private Education Loan Trust:
Series 2011-A, Class A3, 2.69%, 1/15/43 (a)(b)	2,000	2,123,694
Series 2011-C, Class A1, 1.59%, 12/15/23 (a)(b)	420	421,053
Series 2012-B, Class A1, 1.29%, 12/15/21 (a)(b)	30	29,618
Series 2012-C, Class A1, 1.29%, 8/15/23 (a)(b)	241	241,666
Series 2012-C, Class A2, 3.31%, 10/15/46 (a)	955	989,911

BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2015	23

Schedule of Investments (continued)	Series S Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
Series 2012-E, Class A1, 0.94%, 10/16/23 (a)(b)	$468	$469,120
Series 2012-E, Class A2B, 1.94%, 6/15/45 (a)(b)	3,500	3,595,214
Series 2013-A, Class A1, 0.79%, 8/15/22 (a)(b)	2,331	2,333,161
Series 2013-A, Class A2B, 1.24%, 5/17/27 (a)(b)	2,000	2,014,704
Series 2013-C, Class A1, 1.04%, 2/15/22 (a)(b)	525	526,531
Series 2013-C, Class A2B, 1.59%, 10/15/31 (a)(b)	2,000	2,024,916
SLM Student Loan Trust:
Series 2008-5, Class A4, 1.98%, 7/25/23 (b)	1,125	1,164,952
Series 2013-4, Class A, 0.73%, 6/25/27 (b)	583	585,049
SoFi Professional Loan Program LLC:
Series 2015-A, Class A1, 1.38%, 3/25/33 (a)(b)	3,588	3,588,370
Series 2015-B, Class A2, 2.51%, 9/27/32 (a)	3,000	2,999,400
SpringCastle America Funding LLC, Series 2014-AA, Class A, 2.70%, 5/25/23 (a)	637	641,359
Springleaf Funding Trust, Series 2015-AA, Class A, 3.16%, 11/15/24 (a)	1,955	1,978,192
Synchrony Credit Card Master Note Trust:
Series 2014-1, Class A, 1.61%, 11/16/20	2,040	2,046,922
Series 2015-1, Class A, 2.37%, 3/15/23	1,185	1,195,090
Series 2015-2, Class A 1.60%, 4/15/21	5,000	4,996,960
Tricon American Homes Trust, Series 2015-SFR1, Class A, 1.44%, 5/17/32 (a)(b)	2,650	2,628,135
World Financial Network Credit Card Master Trust:
Series 2012-A, Class A, 3.14%, 1/17/23	2,065	2,146,260
Series 2012-C, Class A, 2.23%, 8/15/22	930	939,461
Series 2012-D, Class B, 3.34%, 4/17/23	330	339,731
Series 2015-A, Class A, 0.67%, 2/15/22 (b)	1,805	1,804,143
Total Asset-Backed Securities — 50.7%		133,613,096

Capital Trusts	Par (000)	Value
Aerospace & Defense — 0.5%
United Technologies Corp., 1.78%, 5/04/18 (c)(d)	1,325	1,329,074
Oil, Gas & Consumable Fuels — 0.3%
Enterprise Products Operating LLC, 8.38%, 8/01/66 (b)	660	691,350
Total Capital Trusts — 0.8%		2,020,424

Corporate Bonds	Par (000)	Value
Air Freight & Logistics — 0.1%
Federal Express Corp. Pass-Through Trust, Series 2012, 2.63%, 1/15/18 (a)	147	148,408
Airlines — 0.8%
Continental Airlines Pass-Through Trust:
9.00%, 7/08/16	500	534,089
9.25%, 5/10/17	433	476,425

Corporate Bonds	Par (000)	Value
Airlines (concluded)
UAL Pass-Through Trust:
10.40%, 5/01/18	$162	$177,053
9.75%, 7/15/18	290	315,022
Virgin Australia Trust, Series 2013-1A, 5.00%, 10/23/25 (a)	494	514,533

		2,017,122
Auto Components — 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 3.50%, 3/15/17	350	352,187
Automobiles — 0.9%
Daimler Finance North America LLC:
1.30%, 7/31/15 (a)(c)	590	590,267
1.45%, 8/01/16 (a)(c)	300	301,180
1.65%, 3/02/18 (a)(c)	755	751,760
General Motors Co., 3.50%, 10/02/18	600	619,506

		2,262,713
Banks — 9.8%
ABN AMRO Bank NV, 1.08%, 10/28/16 (a)(b)(c)	550	552,437
ANZ New Zealand International Ltd., 1.75%, 3/29/18 (a)(c)	1,250	1,249,791
Bank of America Corp.:
1.70%, 8/25/17 (c)	1,500	1,501,723
2.60%, 1/15/19 (c)	1,000	1,010,890
2.65%, 4/01/19 (c)	6,173	6,246,132
Citigroup, Inc.:
1.80%, 2/05/18 (c)	1,000	997,590
2.55%, 4/08/19 (c)	1,000	1,008,329
HSBC USA, Inc., 1.63%, 1/16/18 (c)	1,500	1,495,901
JPMorgan Chase & Co.:
5.15%, 10/01/15 (c)	680	686,295
2.60%, 1/15/16 (c)	940	947,458
3.45%, 3/01/16 (c)	573	582,707
1.63%, 5/15/18 (c)	3,000	2,976,639
2.35%, 1/28/19 (c)	2,250	2,258,669
2.25%, 1/23/20 (c)	1,250	1,228,355
Regions Financial Corp., 2.00%, 5/15/18 (c)	1,000	999,328
Santander Bank N.A., 8.75%, 5/30/18 (c)	650	757,650
Standard Chartered PLC, 1.70%, 4/17/18 (a)(c)	1,330	1,324,520

		25,824,414
Beverages — 0.4%
SABMiller Holdings, Inc., 2.45%, 1/15/17 (a)(c)	1,000	1,015,639
Capital Markets — 8.1%
The Bank of New York Mellon Corp., 2.15%, 2/24/20 (c)	300	296,835
Credit Suisse AG:
1.38%, 5/26/17 (c)	2,090	2,088,449
1.70%, 4/27/18 (c)	790	784,494
Credit Suisse Group Funding Guernsey Ltd., 2.75%, 3/26/20 (a)	315	311,048
Deutsche Bank AG, 1.88%, 2/13/18 (c)	1,250	1,246,175
The Goldman Sachs Group, Inc.:
5.35%, 1/15/16 (c)	489	500,663
3.63%, 2/07/16 (c)	1,761	1,789,526
5.95%, 1/18/18 (c)	1,800	1,978,711
2.63%, 1/31/19 (c)	750	759,282
2.60%, 4/23/20 (c)	4,799	4,774,952
Morgan Stanley:
5.75%, 10/18/16 (c)	250	264,237

24	BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2015

Schedule of Investments (continued)	Series S Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Capital Markets (concluded)
1.88%, 1/05/18 (c)	$1,000	$1,002,653
6.63%, 4/01/18 (c)	750	841,542
2.38%, 7/23/19 (c)	2,500	2,483,583
Murray Street Investment Trust I, 4.65%, 3/09/17 (d)	140	147,060
UBS AG, 1.38%, 6/01/17 (c)	2,060	2,055,182

		21,324,392
Chemicals — 0.2%
Lubrizol Corp., 8.88%, 2/01/19 (c)	423	519,779
Commercial Services & Supplies — 0.7%
Aviation Capital Group Corp.:
3.88%, 9/27/16 (a)(c)	900	915,923
4.63%, 1/31/18 (a)(c)	950	983,887

		1,899,810
Consumer Finance — 4.5%
American Express Credit Corp.:
2.75%, 9/15/15 (c)	1,005	1,008,889
2.80%, 9/19/16 (c)	500	510,459
Capital One Financial Corp.:
3.15%, 7/15/16 (c)	800	815,050
5.25%, 2/21/17 (c)	1,000	1,061,280
2.45%, 4/24/19 (c)	1,464	1,464,152
Capital One N.A., 1.65%, 2/05/18 (c)	1,750	1,736,581
Ford Motor Credit Co. LLC:
4.21%, 4/15/16	100	102,274
3.98%, 6/15/16	120	122,805
8.00%, 12/15/16	500	544,705
1.72%, 12/06/17 (c)	2,000	1,989,616
2.88%, 10/01/18 (c)	1,250	1,270,077
Synchrony Financial:
1.88%, 8/15/17 (c)	405	404,832
3.00%, 8/15/19 (c)	900	906,406

		11,937,126
Diversified Financial Services — 1.3%
International Lease Finance Corp.:
6.75%, 9/01/16 (a)(c)	527	554,338
7.13%, 9/01/18 (a)	210	234,150
Moody’s Corp., 2.75%, 7/15/19 (c)	690	695,883
Voya Financial, Inc., 2.90%, 2/15/18 (c)	2,000	2,052,392

		3,536,763
Diversified Telecommunication Services — 1.5%
AT&T Inc.:
0.90%, 2/12/16 (c)	1,040	1,040,049
2.45%, 6/30/20	265	259,771
Verizon Communications, Inc.:
2.50%, 9/15/16 (c)	1,300	1,321,094
6.35%, 4/01/19 (c)	1,150	1,314,154

		3,935,068
Electric Utilities — 1.0%
Exelon Corp., 1.55%, 6/09/17	270	270,384
Ohio Power Co., 6.05%, 5/01/18 (c)	1,275	1,419,701
Progress Energy, Inc., 5.63%, 1/15/16 (c)	1,000	1,025,173

		2,715,258
Electronic Equipment, Instruments & Components — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16	354	370,815
Health Care Providers & Services — 0.3%
Anthem, Inc.:
1.25%, 9/10/15 (c)	306	306,169
2.38%, 2/15/17 (c)	500	508,541

		814,710

Corporate Bonds	Par (000)	Value
Insurance — 1.4%
AIA Group Ltd., 2.25%, 3/11/19 (a)(c)	$500	$496,713
AXIS Specialty Finance PLC, 2.65%, 4/01/19 (c)	736	734,772
Jackson National Life Global Funding, 2.30%, 4/16/19 (a)(c)	800	801,957
Marsh & McLennan Cos., Inc., 2.30%, 4/01/17 (c)	1,000	1,016,326
New York Life Global Funding, 1.95%, 2/11/20 (a)(c)	705	694,541

		3,744,309
IT Services — 0.3%
Computer Sciences Corp., 2.50%, 9/15/15 (c)	345	346,028
The Western Union Co., 2.38%, 12/10/15 (c)	500	502,981

		849,009
Life Sciences Tools & Services — 1.0%
Life Technologies Corp., 3.50%, 1/15/16 (c)	1,225	1,240,255
Thermo Fisher Scientific, Inc., 2.25%, 8/15/16 (c)	1,250	1,262,676

		2,502,931
Machinery — 0.2%
Pentair Finance SA, 1.35%, 12/01/15 (c)	400	400,537
Media — 2.2%
COX Communications, Inc., 6.25%, 6/01/18 (a)(c)	1,000	1,111,887
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
3.13%, 2/15/16 (c)	1,576	1,594,676
2.40%, 3/15/17	295	298,897
The Interpublic Group of Cos., Inc., 2.25%, 11/15/17 (c)	942	949,891
Omnicom Group, Inc., 5.90%, 4/15/16	254	263,273
Sky PLC:
6.10%, 2/15/18 (a)	278	305,360
2.63%, 9/16/19 (a)(c)	1,255	1,246,504

		5,770,488
Metals & Mining — 0.2%
Rio Tinto Finance USA Ltd., 1.88%, 11/02/15 (c)	510	512,048
Oil, Gas & Consumable Fuels — 0.9%
Kinder Morgan Energy Partners LP, 5.95%, 2/15/18	311	339,852
Kinder Morgan, Inc.:
7.00%, 6/15/17	281	305,577
2.00%, 12/01/17	185	184,439
3.05%, 12/01/19	300	299,668
Pioneer Natural Resources Co., 5.88%, 7/15/16 (c)	1,290	1,348,139

		2,477,675
Pharmaceuticals — 3.0%
AbbVie, Inc.:
1.80%, 5/14/18 (c)	665	663,046
2.00%, 11/06/18 (c)	1,500	1,500,661
Actavis Funding SCS, 2.35%, 3/12/18 (c)	3,295	3,312,394
Actavis, Inc., 1.88%, 10/01/17 (c)	1,684	1,686,014
Mylan, Inc., 7.88%, 7/15/20 (a)(c)	569	592,742
Zoetis, Inc., 1.15%, 2/01/16	250	250,055

		8,004,912
Professional Services — 0.1%
Experian Finance PLC, 2.38%, 6/15/17 (a)(c)	290	291,179
Real Estate Investment Trusts (REITs) — 3.1%
ERP Operating LP, 5.13%, 3/15/16 (c)	432	444,362

BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2015	25

Schedule of Investments (continued)	Series S Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Real Estate Investment Trusts (REITs) (concluded)
HCP, Inc.:
3.75%, 2/01/16	$130	$131,692
6.00%, 1/30/17 (c)	750	800,065
3.75%, 2/01/19 (c)	800	832,174
Health Care REIT, Inc.:
6.20%, 6/01/16 (c)	600	625,442
4.70%, 9/15/17 (c)	1,450	1,542,638
Prologis LP:
4.50%, 8/15/17	300	318,051
4.00%, 1/15/18 (c)	1,400	1,469,552
Ventas Realty LP, 1.55%, 9/26/16 (c)	1,343	1,347,950
Ventas Realty LP/Ventas Capital Corp., 2.00%, 2/15/18 (c)	657	661,023

		8,172,949
Road & Rail — 1.5%
Kansas City Southern de Mexico SA de CV, 0.98%, 10/28/16 (b)	850	846,197
Penske Truck Leasing Co. LP/PTL Finance Corp.:
3.75%, 5/11/17 (a)	90	93,115
3.38%, 3/15/18 (a)(c)	2,006	2,067,448
2.88%, 7/17/18 (a)	363	369,759
Ryder System, Inc., 2.50%, 5/11/20 (c)	485	481,445

		3,857,964
Specialty Retail — 0.6%
QVC, Inc., 3.13%, 4/01/19 (c)	1,668	1,656,788
Technology Hardware, Storage & Peripherals — 0.1%
Seagate HDD Cayman, 3.75%, 11/15/18	250	260,633
Tobacco — 0.7%
Reynolds American, Inc.:
1.05%, 10/30/15	250	249,143
2.30%, 6/12/18	530	533,962
RJ Reynolds Tobacco Co., 2.30%, 8/21/17 (c)	1,037	1,040,642

		1,823,747
Trading Companies & Distributors — 1.4%
Air Lease Corp.:
4.50%, 1/15/16	300	304,313
2.13%, 1/15/18 (c)	1,385	1,371,150
3.38%, 1/15/19	500	509,375
GATX Corp.:
6.00%, 2/15/18 (c)	500	546,416
2.50%, 3/15/19 (c)	1,000	991,715

		3,722,969
Wireless Telecommunication Services — 0.6%
ADC Telecommunications, Inc., 3.50%, 7/15/15 (e)	1,410	1,410,000
CC Holdings GS V LLC/Crown Castle GS III Corp., 2.38%, 12/15/17	100	101,156

		1,511,156
Total Corporate Bonds — 47.1%		124,233,498

Foreign Government Obligations
Iceland — 0.7%
Republic of Iceland:
4.88%, 6/16/16	1,515	1,567,842
4.88%, 6/16/16	315	325,987
Total Foreign Government Obligations — 0.7%		1,893,829

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Collateralized Mortgage Obligations — 2.4%
Arran Residential Mortgages Funding PLC, Series 2011-1A, Class A2C, 1.73%, 11/19/47 (a)(b)	$320	$320,985
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-7, Class 4A, 2.58%, 10/25/34 (b)	49	48,425
Bear Stearns Alt-A Trust, Series 2004-13, Class A1, 0.93%, 11/25/34 (b)	5	5,437
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB1, Class 2A, 2.51%, 5/20/34 (b)	153	145,717
Granite Master Issuer PLC:
Series 2006-1A, Class A5, 0.33%, 12/20/54 (a)(b)	353	351,371
Series 2006-3, Class A3, 0.27%, 12/20/54 (b)	1,151	1,146,687
Series 2006-3, Class A4, 0.27%, 12/20/54 (b)	369	367,593
Series 2007-1, Class 2A1, 0.33%, 12/20/54 (b)	2,593	2,583,689
Series 2007-1, Class 3A1 0.39%, 12/20/54 (b)	1,043	1,039,250
Lanark Master Issuer PLC, Series 2012-2A, Class 1A, 1.68%, 12/22/54 (a)(b)	326	327,945
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 4A1, 2.42%, 6/25/34 (b)	142	141,903

		6,479,002
Commercial Mortgage-Backed Securities — 34.1%
Banc of America Commercial Mortgage Trust:
Series 2006-2, Class AM, 5.95%, 5/10/45 (b)	1,354	1,404,553
Series 2006-5, Class AM, 5.45%, 9/10/47	2,700	2,807,249
Series 2007-3, Class A1A, 5.75%, 6/10/49 (b)	204	217,921
Series 2007-5, Class A4, 5.49%, 2/10/51	1,783	1,882,883
Bear Stearns Commercial Mortgage Securities Trust:
Series 2006-PW12, Class A4, 5.90%, 9/11/38 (b)	764	783,269
Series 2007-PW16, Class A4, 5.90%, 6/11/40 (b)	700	742,692
Series 2007-PW16, Class AM, 5.90%, 6/11/40 (b)	750	803,196
Series 2007-PW17, Class A4, 5.69%, 6/11/50 (b)	2,000	2,132,002
Series 2007-PW18, Class AM 6.08%, 6/11/50 (b)	1,425	1,555,570
CGBAM Commercial Mortgage Trust, Series 2015-SMRT, Class B, 3.21%, 4/12/28 (a)	830	840,365
Citigroup Commercial Mortgage Trust:
Series 2007-C6, Class A1A, 5.90%, 12/10/49 (b)	2,020	2,158,607
Series 2013-SMP, Class A, 2.11%, 1/14/30	1,242	1,254,006
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2005-CD1, Class A4, 5.38%, 7/15/44 (b)	412	412,470
Series 2007-CD5, Class AJA, 6.33%, 11/15/44 (b)	1,415	1,527,223
Commercial Mortgage Trust:
Series 2006-GG7, Class A4, 6.01%, 7/10/38 (b)	1,142	1,167,364

26	BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2015

Schedule of Investments (continued)	Series S Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (concluded)
Series 2007-C9, Class A4, 5.99%, 12/10/49 (b)	$485	$520,016
Series 2010-C1, Class A1, 3.16%, 7/10/46 (a)	231	230,909
Series 2012-9W57, Class A, 2.36%, 2/10/29 (a)	5,200	5,283,538
Series 2013-CR12, Class A2, 2.90%, 10/10/46	1,730	1,786,772
Series 2013-FL3, Class A, 1.70%, 10/13/28 (a)(b)	883	883,149
Series 2013-SFS, Class A1, 1.87%, 4/12/35 (a)	390	381,176
Series 2014-CR15, Class A2, 2.93%, 2/10/47	2,200	2,270,167
Series 2014-UBS2, Class A2, 2.82%, 3/10/47	1,380	1,420,361
Series 2015-CR23, Class A2, 2.85%, 5/10/48	840	858,660
Series 2015-DC1, Class A2, 2.87%, 2/04/48	1,245	1,278,556
Credit Suisse Commercial Mortgage Trust:
Series 2006-C4, Class AM, 5.51%, 9/15/39	3,000	3,129,312
Series 2007-C2, Class AM 5.61%, 1/15/49 (b)	2,500	2,628,105
Series 2007-C5, Class AAB, 5.62%, 9/15/40 (b)	419	430,703
Series 2008-C1, Class A2, 6.17%, 2/15/41 (b)	277	278,152
Series 2010-RR7, Class 2B, 5.47%, 9/18/39 (a)(b)	1,090	1,124,421
Del Coronado Trust, Series 2013-HDC, Class A, 0.99%, 3/15/26 (a)(b)	325	324,801
Deutsche Bank Re-REMIC Trust, Series 2011-C32, Class A3A, 5.90%, 6/17/49 (a)(b)	1,045	1,094,571
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class AFL1, 1.48%, 12/15/16 (a)(b)	1,295	1,294,804
GMAC Commercial Mortgage Securities, Inc., Series 2004-C2, Class A4, 5.30%, 8/10/38 (b)	6	5,850
GS Mortgage Securities Trust:
Series 2006-GG6, Class A4, 5.55%, 4/10/38 (b)	1,000	1,005,673
Series 2007-GG10, Class A1A, 5.79%, 8/10/45 (b)	1,206	1,294,882
Hilton USA Trust, Series 2013-HLT, Class DFX, 4.41%, 11/05/30 (a)	1,675	1,689,534
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2004-LN2, Class A2, 5.12%, 7/15/41	29	28,733
Series 2005-LDP3, Class A4A, 4.94%, 8/15/42 (b)	63	62,879
Series 2006-LDP7, Class AM, 6.10%, 4/15/45 (b)	1,770	1,833,978
Series 2006-LDP9, Class A3, 5.34%, 5/15/47	2,789	2,912,316
Series 2007-CB18, Class A4, 5.44%, 6/12/47	1,652	1,731,769
Series 2013-WT, Class A, 2.80%, 2/16/25 (a)	2,000	2,028,042
Series 2015-CSMO, Class A, 1.44%, 1/15/32 (b)	2,000	1,992,972

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (concluded)
LB-UBS Commercial Mortgage Trust:
Series 2006-C4, Class AM, 6.05%, 6/15/38 (b)	$2,000	$2,082,838
Series 2007-C1, Class A4, 5.42%, 2/15/40	554	581,638
Series 2007-C2, Class A1A, 5.39%, 2/15/40	1,944	2,057,826
Series 2007-C2, Class A3, 5.43%, 2/15/40	783	827,477
Series 2007-C6, Class AM, 6.11%, 7/15/40 (b)	3,285	3,515,068
Series 2007-C7, Class AM, 6.37%, 9/15/45 (b)	1,350	1,480,158
Merrill Lynch Mortgage Trust, Series 2008-C1, Class A4, 5.69%, 2/12/51	1,926	2,077,255
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class AM, 5.20%, 12/12/49	750	786,641
Morgan Stanley Capital I Trust:
Series 2005-HQ7, Class A4, 5.36%, 11/14/42 (b)	459	459,072
Series 2006-IQ12, Class A1A, 5.32%, 12/15/43	804	838,423
Series 2006-IQ12, Class A4, 5.33%, 12/15/43	578	601,486
Series 2007-HQ11, Class A4FL 0.32%, 2/12/44 (b)	865	857,099
Series 2007-HQ12, Class AM, 5.86%, 4/12/49 (b)	2,775	2,929,484
Series 2007-IQ15, Class A4, 6.10%, 6/11/49 (b)	1,198	1,279,514
Morgan Stanley Re-REMIC Trust:
Series 2010-GG10, Class A4A, 5.99%, 8/15/45 (a)(b)	2,485	2,631,633
Series 2012-XA, Class A, 2.00%, 7/27/49 (a)	389	389,081
STRIPs Ltd., Series 2012-1A, Class A, 1.50%, 12/25/44 (a)	108	106,768
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C23, Class A4, 5.42%, 1/15/45 (b)	1,107	1,112,875
Series 2006-C28, Class A4FL 0.34%, 10/15/48	1,074	1,063,026
Series 2006-C29, Class A1A, 5.30%, 11/15/48	761	798,262
Series 2007-C32, Class A1A, 5.90%, 6/15/49 (b)	845	892,588
Series 2007-C32, Class AMFX, 5.70%, 6/15/49 (a)	1,145	1,215,150
Series 2007-C33, Class A4, 6.15%, 2/15/51 (b)	561	589,962
Series 2007-C33, Class AM, 6.15%, 2/15/51 (b)	610	653,910
Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.75%, 8/20/21 (a)	102	102,383
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2, 3.79%, 2/15/44 (a)	450	453,129

		89,876,917
Interest Only Commercial Mortgage-Backed Securities — 0.9%
Commercial Mortgage Trust:
Series 2012-CR2, Class XA, 2.05%, 8/15/45 (b)	1,081	99,691

BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2015	27

Schedule of Investments (continued)	Series S Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (concluded)
Series 2013-CR7, Class XA, 1.66%, 3/10/46 (b)	$3,495	$262,460
Series 2015-CR23, Class XA, 1.16%, 5/10/48 (b)	2,630	178,772
Series 2015-LC21, Class XA, 0.89%, 7/10/48	6,535	369,156
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class XA, 1.89%, 12/15/47 (b)	4,564	396,632
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class XA, 1.37%, 11/15/46 (b)	4,171	289,459
WF-RBS Commercial Mortgage Trust:
Series 2013-C14, Class XA, 1.04%, 6/15/46 (b)	9,781	485,212
Series 2013-C15, Class XA, 0.76%, 8/15/46 (b)	7,533	244,730

		2,326,112
Total Non-Agency Mortgage-Backed Securities — 37.4%		98,682,031

Taxable Municipal Bonds — 0.1%
State of California GO, 3.95%, 11/01/15	175	176,999

U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 1.7%
Freddie Mac:
Series 4239, Class AB, 4.00%, 12/15/39 (c)	1,526	1,643,124
Series 4253, Class PA, 3.50%, 8/15/41 (c)	1,577	1,690,538
Freddie Mac REMICS, Series 3959, Class MA, 4.50%, 9/15/41-11/15/41 (c)	994	1,089,548

		4,423,210
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Fannie Mae, Series 2013-M5, Class X2, 2.48%, 1/25/22 (b)	1,481	155,565
Mortgage-Backed Securities — 13.1%
Fannie Mae Mortgage-Backed Securities:
2.50%, 12/01/27-5/01/28 (c)	3,296	3,357,272
3.00%, 7/01/30 (f)	8,685	8,997,728
3.50%, 7/01/30 (f)	13,110	13,826,338
4.00%, 7/01/30 (f)	4,345	4,557,497
4.50%, 9/01/26-1/01/27 (c)	1,284	1,361,164
5.00%, 7/01/19-7/01/25 (c)	1,263	1,341,884
Freddie Mac Mortgage-Backed Securities:
5.00%, 1/01/19-9/01/21 (c)	566	600,167
5.50%, 5/01/22 (c)	510	544,776

		34,586,826
Total U.S. Government Sponsored Agency Securities — 14.9%		39,165,601
Total Long-Term Investments Cost — $401,810,900) — 151.7%		399,785,478

Short-Term Securities	Shares	Value
Dreyfus Treasury Prime, 0.00% (g)	6,620,494	$6,620,494
Total Short-Term Securities (Cost — $6,620,494) — 2.5%		6,620,494

Options Purchased
(Cost — $173,010) — 0.0%		40,631
Total Investments Before Options Written (Cost — $408,604,404*) — 154.2%		406,446,603

Options Written
(Premiums Received — $ 147,116) — (0.0)%		(24,625)
Total Investments Net of Options Written — 154.2%		406,421,978
Liabilities in Excess of Other Assets — (54.2)%		(142,801,417)

Net Assets — 100.0%		$263,620,561

28	BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2015

Schedule of Investments (continued)	Series S Portfolio
(Percentages shown are based on Net Assets)

Notes to Schedule of Investments

*	As of June 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$408,634,674

Gross unrealized appreciation	$854,379
Gross unrealized depreciation	(3,042,450)

Net unrealized depreciation	$(2,188,071)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(d)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(e)	Convertible security.

(f)	Represents or includes a TBA transaction. As of June 30, 2015, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Deutsche Bank Securities, Inc.	$2,885,282	$2,372
J.P. Morgan Securities LLC	$19,938,784	$38,509
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$4,557,497	$(1,358)

(g)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	As of June 30, 2015, reverse repurchase agreements outstanding were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Barclays Capital, Inc.	0.35%	4/17/14	Open	$281,000	$282,173
Barclays Capital, Inc.	0.35%	4/17/14	Open	918,000	921,833
Credit Suisse Securities (USA) LLC	0.50%	12/19/14	Open	660,000	661,727
RBC Capital Markets, LLC	0.39%	3/12/15	Open	1,610,263	1,612,167
RBC Capital Markets, LLC	0.39%	3/12/15	Open	1,417,500	1,419,177
RBC Capital Markets, LLC	0.39%	3/12/15	Open	940,000	941,112
RBC Capital Markets, LLC	0.39%	3/12/15	Open	1,890,000	1,892,235
RBC Capital Markets, LLC	0.39%	3/12/15	Open	1,699,365	1,701,375
RBC Capital Markets, LLC	0.39%	3/12/15	Open	945,000	946,118
RBC Capital Markets, LLC	0.39%	3/18/15	Open	2,100,450	2,102,800
RBC Capital Markets, LLC	0.39%	3/18/15	Open	1,175,000	1,176,315
BNP Paribas Securities Corp.	0.39%	4/08/15	Open	2,198,000	2,199,967
BNP Paribas Securities Corp.	0.39%	4/08/15	Open	981,000	981,878
RBC Capital Markets, LLC	0.39%	4/15/15	Open	1,417,500	1,418,663
RBC Capital Markets, LLC	0.39%	4/17/15	Open	2,850,000	2,852,278
RBC Capital Markets, LLC	0.39%	4/17/15	Open	4,331,250	4,334,711
RBC Capital Markets, LLC	0.39%	4/17/15	Open	4,607,040	4,610,722
RBC Capital Markets, LLC	0.39%	4/21/15	Open	954,750	955,472
RBC Capital Markets, LLC	0.39%	4/21/15	Open	962,500	963,228
RBC Capital Markets, LLC	0.39%	4/21/15	Open	960,000	960,726
RBC Capital Markets, LLC	0.39%	4/21/15	Open	1,471,750	1,472,863
Credit Suisse Securities (USA) LLC	0.40%	4/22/15	Open	960,000	960,734
Credit Suisse Securities (USA) LLC	0.40%	4/22/15	Open	972,400	973,144
Credit Suisse Securities (USA) LLC	0.40%	4/22/15	Open	1,636,250	1,637,502
Credit Suisse Securities (USA) LLC	0.40%	4/22/15	Open	1,401,750	1,402,822
BNP Paribas Securities Corp.	0.39%	4/28/15	Open	816,000	816,557
BNP Paribas Securities Corp.	0.39%	4/28/15	Open	489,000	489,334
RBC Capital Markets, LLC	0.39%	4/29/15	Open	1,950,000	1,951,309
RBC Capital Markets, LLC	0.39%	4/29/15	Open	1,520,840	1,521,861
RBC Capital Markets, LLC	0.39%	4/29/15	Open	1,398,120	1,399,059
RBC Capital Markets, LLC	0.39%	4/29/15	Open	1,250,200	1,251,039
RBC Capital Markets, LLC	0.39%	4/29/15	Open	1,272,493	1,273,347
RBC Capital Markets, LLC	0.39%	4/29/15	Open	1,254,500	1,255,342

BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2015	29

Schedule of Investments (continued)	Series S Portfolio
(Percentages shown are based on Net Assets)

As of June 30, 2015, reverse repurchase agreements outstanding were as follows: (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
RBC Capital Markets, LLC	0.39%	4/30/15	Open	$3,146,725	$3,148,804
RBC Capital Markets, LLC	0.39%	4/30/15	Open	1,970,895	1,972,197
RBC Capital Markets, LLC	0.39%	4/30/15	Open	1,425,000	1,425,941
RBC Capital Markets, LLC	0.39%	4/30/15	Open	1,192,250	1,193,038
RBC Capital Markets, LLC	0.39%	4/30/15	Open	1,383,375	1,384,289
BNP Paribas Securities Corp.	0.40%	5/04/15	Open	709,000	709,449
BNP Paribas Securities Corp.	0.40%	5/04/15	Open	1,200,000	1,200,761
BNP Paribas Securities Corp.	0.40%	5/04/15	Open	672,000	672,426
Credit Suisse Securities (USA) LLC	0.35%	5/04/15	Open	1,187,500	1,188,159
Credit Suisse Securities (USA) LLC	0.40%	5/04/15	Open	1,083,750	1,084,437
Credit Suisse Securities (USA) LLC	0.40%	5/04/15	Open	1,142,188	1,142,912
Credit Suisse Securities (USA) LLC	0.40%	5/04/15	Open	716,250	716,704
BNP Paribas Securities Corp.	0.40%	5/05/15	Open	1,000,000	1,000,623
BNP Paribas Securities Corp.	0.40%	5/05/15	Open	811,000	811,505
BNP Paribas Securities Corp.	0.40%	5/05/15	Open	1,273,625	1,274,418
BNP Paribas Securities Corp.	0.41%	5/07/15	Open	789,000	789,486
Credit Suisse Securities (USA) LLC	0.40%	5/07/15	Open	1,190,625	1,191,341
BNP Paribas Securities Corp.	0.40%	5/12/15	Open	750,000	979,285
BNP Paribas Securities Corp.	0.40%	5/12/15	Open	561,000	606,331
BNP Paribas Securities Corp.	0.40%	5/12/15	Open	564,000	857,127
BNP Paribas Securities Corp.	0.40%	5/12/15	Open	723,000	767,294
Credit Suisse Securities (USA) LLC	0.40%	5/12/15	Open	978,750	750,410
Credit Suisse Securities (USA) LLC	0.40%	5/12/15	Open	606,000	561,307
Credit Suisse Securities (USA) LLC	0.75%	5/12/15	Open	856,250	564,308
Credit Suisse Securities (USA) LLC	0.40%	5/12/15	Open	766,875	723,395
Credit Suisse Securities (USA) LLC	0.40%	5/13/15	Open	1,915,000	1,916,026
Credit Suisse Securities (USA) LLC	0.40%	5/13/15	Open	955,000	955,511
Credit Suisse Securities (USA) LLC	0.40%	5/13/15	Open	760,000	760,407
Credit Suisse Securities (USA) LLC	0.40%	5/13/15	Open	672,750	673,110
RBC Capital Markets, LLC	0.50%	5/14/15	Open	1,505,370	1,506,357
RBC Capital Markets, LLC	0.39%	5/14/15	Open	1,591,380	1,592,194
BNP Paribas Securities Corp.	0.42%	5/15/15	Open	635,000	635,343
BNP Paribas Securities Corp.	0.42%	5/15/15	Open	491,000	491,265
BNP Paribas Securities Corp.	0.42%	5/15/15	Open	488,000	488,263
BNP Paribas Securities Corp.	0.42%	5/15/15	Open	508,000	508,274
Morgan Stanley & Co. LLC	0.30%	5/18/15	7/16/15	6,178,000	6,180,227
Credit Suisse Securities (USA) LLC	0.40%	5/21/15	Open	1,296,706	1,297,287
Credit Suisse Securities (USA) LLC	0.40%	5/21/15	Open	1,291,613	1,292,191
Credit Suisse Securities (USA) LLC	0.40%	5/21/15	Open	891,368	891,767
Credit Suisse Securities (USA) LLC	0.40%	5/21/15	Open	867,375	867,764
Credit Suisse Securities (USA) LLC	0.40%	5/21/15	Open	985,150	985,591
Credit Suisse Securities (USA) LLC	0.40%	5/21/15	Open	1,204,688	1,205,227
Credit Suisse Securities (USA) LLC	0.40%	5/21/15	Open	936,937	937,357
Credit Suisse Securities (USA) LLC	0.75%	5/21/15	Open	1,066,625	1,067,521
Barclays Capital, Inc.	0.55%	5/26/15	Open	613,474	2,375,911
Barclays Capital, Inc.	0.50%	5/26/15	Open	509,437	384,898
Barclays Capital, Inc.	0.50%	5/26/15	Open	473,662	868,833
Barclays Capital, Inc.	0.50%	5/26/15	Open	461,875	613,806
Barclays Capital, Inc.	0.55%	5/26/15	Open	468,125	509,688
Barclays Capital, Inc.	0.55%	5/26/15	Open	444,987	473,895
Barclays Capital, Inc.	0.50%	5/26/15	Open	513,750	462,102
Credit Suisse Securities (USA) LLC	0.50%	5/26/15	Open	325,162	468,383
Credit Suisse Securities (USA) LLC	0.50%	5/26/15	Open	421,200	445,232
Credit Suisse Securities (USA) LLC	0.50%	5/26/15	Open	376,500	325,318
RBC Capital Markets, LLC	0.39%	5/26/15	Open	2,375,000	421,401
RBC Capital Markets, LLC	0.39%	5/26/15	Open	384,750	376,680
RBC Capital Markets, LLC	0.39%	5/26/15	Open	868,500	513,996
Credit Suisse Securities (USA) LLC	0.50%	6/01/15	Open	1,854,000	285,091
RBC Capital Markets, LLC	0.39%	6/01/15	Open	285,000	1,854,760

30	BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2015

Schedule of Investments (continued)	Series S Portfolio

•	As of June 30, 2015, reverse repurchase agreements outstanding were as follows: (concluded)

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
RBC Capital Markets, LLC	0.34%	6/09/15	7/09/15	$4,244,000	$293,069
BNP Paribas Securities Corp.	0.42%	6/09/15	Open	292,995	285,072
BNP Paribas Securities Corp.	0.42%	6/09/15	Open	285,000	253,814
BNP Paribas Securities Corp.	0.42%	6/09/15	Open	253,750	511,344
RBC Capital Markets, LLC	0.50%	6/09/15	Open	511,190	577,670
RBC Capital Markets, LLC	0.39%	6/09/15	Open	577,535	710,292
RBC Capital Markets, LLC	0.39%	6/09/15	Open	710,125	4,244,882
Total				$117,480,958	$117,563,356

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

•	As of June 30, 2015, financial futures contracts outstanding were as follows:

Contracts Long/ (Short)	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
(87)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	September 2015	$10,976,953	$61,898
97	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	September 2015	$21,236,938	30,438
(430)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	September 2015	$51,280,860	6,947
Total					$99,283

•	As of June 30, 2015, exchange-traded options purchased were as follows:

Description	Put/ Call	Strike Price	Expiration Date	Contracts	Value
Euro Dollar 90-Day	Put	$98.63	6/13/16	197	$34,475
Euro Dollar 90-Day	Put	$97.88	6/13/16	197	6,156
Total					$40,631

•	As of June 30, 2015, exchange-traded options written were as follows:

Description	Put/ Call	Strike Price	Expiration Date	Contracts	Value
Euro Dollar 90-Day	Put	$98.25	6/13/16	394	$(24,625)

•	As of June 30, 2015, centrally cleared interest rate swaps outstanding were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
0.78%[1]	3-month LIBOR	Chicago Mercantile	4/17/17	$50,000	$17,437
0.90%[1]	3-month LIBOR	Chicago Mercantile	5/11/17	$30,000	58,650
0.81%[1]	3-month LIBOR	Chicago Mercantile	5/19/17	$50,000	(8,204)
1.53%[2]	3-month LIBOR	Chicago Mercantile	4/27/20	$20,000	138,325
Total					$206,208

[1]	Fund pays the floating rate and receives the fixed rate.

[2]	Fund pays the fixed rate and receives the floating rate.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 – unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2015	31

Schedule of Investments (continued)	Series S Portfolio

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in the annual report.

As of June 30, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$133,326,922	$286,174	$133,613,096
Capital Trusts	—	2,020,424	—	2,020,424
Corporate Bonds	—	122,823,498	1,410,000	124,233,498
Foreign Government Obligations	—	1,893,829	—	1,893,829
Non-Agency Mortgage-Backed Securities	—	98,575,263	106,768	98,682,031
Taxable Municipal Bonds	—	176,999	—	176,999
U.S. Government Sponsored Agency Securities	—	39,165,601	—	39,165,601
Short-Term Securities	$6,620,494	—	—	6,620,494
Options Purchased	40,631	—	—	40,631

Total	$6,661,125	$397,982,536	$1,802,942	$406,446,603

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$99,283	$214,412	—	$313,695
Liabilities:
Interest rate contracts	(24,625)	(8,204)	—	(32,829)

Total	$74,658	$206,208	—	$280,866

[1]    Derivative financial instruments are swaps, financial futures contracts and options written. Swaps and financial futures contracts are valued at the unrealized appreciation/ depreciation on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value, approximates the carrying amount or face value, including accrued interest, for financial reporting purposes.

As of June 30, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$49,994	—	—	$49,994
Cash pledged for financial futures contracts	465,140	—	—	465,140
Cash pledged for centrally cleared swaps	487,570	—	—	487,570
Liabilities:
Reverse repurchase agreements	—	$(117,563,356)	—	(117,563,356)

Total	$1,002,704	$(117,563,356)	—	$(116,560,652)

During the period ended June 30, 2015, there were no transfers between Level 1 and Level 2.

32	BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2015

Schedule of Investments (concluded)	Series S Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Non-Agency Mortgage-Backed Securities	Total
Assets:
Opening Balance, as of March 31, 2015	$4,814,259	$1,415,287	$131,127	$6,360,673
Transfers into Level 3	—	—	—	—
Transfers out of Level 3[1]	(4,333,301)	—	—	(4,333,301)
Accrued discounts/premiums	1	—	10	11
Net realized gain (loss)	1	—	252	253
Net change in unrealized appreciation/depreciation[2]	2,899	(5,287)	(1,612)	(4,000)
Purchases	—	—	—	—
Sales	(197,685)		(23,009)	(220,694)
Closing Balance, as of June 30, 2015	$286,174	$1,410,000	$106,768	$1,802,942

Net change in unrealized appreciation/depreciation on investments still held at June 30, 2015[2]	$2,899	$(5,287)	$(1,612)	$(4,000)

[1]

As of March 31, 2015, the Fund used significant unobservable inputs in determining the value of certain investments. As of June 30, 2015, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $4,333,301 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[2]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2015 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments .

BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2015	33

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Allocation Target Shares

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Allocation Target Shares

Date:	August 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Allocation Target Shares

Date:	August 21, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Allocation Target Shares

Date:	August 21, 2015